UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21474

Oppenheimer Limited Term California Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2012

Item 1. Schedule of Investments.

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes–102.6%
California–92.9%
$ 785,000	Adelanto, CA Improvement Agency, Series B	5.500%	12/01/2023	12/01/2012	A	$785,181
620,000	Adelanto, CA Public Financing Authority, Series B1	6.300	09/01/2028	03/01/2013	A	622,660
100,000	Adelanto, CA Public Utility Authority	5.875	07/01/2022	07/01/2019	A	110,256
200,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019	A	220,486
100,000	Adelanto, CA Public Utility Authority	6.250	07/01/2026	07/01/2019	A	110,642
125,000	Adelanto, CA Public Utility Authority	6.625	07/01/2031	07/01/2019	A	139,079
1,220,000	Alameda, CA Corridor Transportation Authority[1]	5.000	10/01/2029	11/30/2012	A	1,221,854
1,000,000	Alameda, CA Corridor Transportation Authority[1]	5.450	10/01/2025	10/01/2017	A	1,122,960
1,105,000	Alameda, CA Transportation Authority[1]	5.250	10/01/2021	11/30/2012	A	1,107,763
25,000	Alvord, CA Unified School District Community Facilities District	6.200	09/01/2025	03/01/2013	A	25,128
100,000	Anaheim, CA Public Financing Authority (Electric System Generation)[1]	5.000	10/01/2016	11/30/2012	A	100,385
180,000	Anaheim, CA Public Financing Authority (Electric System Generation)[1]	5.250	10/01/2013	11/30/2012	A	180,743
130,000	Anaheim, CA Public Financing Authority (Electric System Generation)[1]	5.250	10/01/2017	11/30/2012	A	130,528
30,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2017	11/30/2012	A	30,097
2,000,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2020	11/30/2012	A	2,005,640
1,500,000	Antelope Valley, CA Healthcare District[1]	5.250	09/01/2017	11/30/2012	A	1,531,680
1,795,000	Antioch, CA Public Financing Authority[1]	5.500	01/01/2016	11/30/2012	A	1,820,902

1	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 550,000	Antioch, CA Public Financing Authority[1]	5.625%	01/01/2022	11/30/2012	A	$558,217
3,005,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2027	11/30/2012	A	3,049,895
25,000	Apple Valley, CA Improvement Bond Act 1915	6.900	09/02/2015	03/02/2013	A	26,063
30,000	Arcadia, CA Redevel. Agency Tax Allocation	5.000	05/01/2015	11/30/2012	A	30,102
25,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)[1]	5.125	05/01/2019	11/30/2012	A	25,072
160,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)[1]	5.125	05/01/2023	11/30/2012	A	160,315
15,000	Aromas, CA Water District	5.600	09/01/2018	03/01/2013	A	15,069
15,000	Atwater, CA Redevel. Agency (Downtown Redevel.)[1]	5.500	06/01/2019	11/30/2012	A	15,009
25,000	Auburn, CA Union School District COP[1]	5.750	09/01/2017	11/30/2012	A	25,080
25,000	Azusa, CA Redevel. Agency Tax Allocation (West End Redevel.)[1]	8.000	08/01/2034	08/01/2014	A	26,700
35,000	Bakersfield, CA Improvement Bond Act 1915	5.600	09/02/2020	03/02/2013	A	36,171
45,000	Bakersfield, CA Improvement Bond Act 1915	6.100	09/02/2024	03/02/2013	A	46,492
10,000	Bakersfield, CA Improvement Bond Act 1915	7.100	09/02/2015	03/02/2013	A	10,111
50,000	Baldwin Park, CA Public Financing Authority (San Gabriel River)[1]	5.000	08/01/2015	11/30/2012	A	50,125
120,000	Baldwin Park, CA Redevel. Agency[1]	5.750	09/01/2030	11/30/2012	A	120,196
25,000	Beaumont, CA Financing Authority, Series A	5.700	09/01/2035	09/01/2017	A	25,911
160,000	Beaumont, CA Financing Authority, Series A	7.000	09/01/2023	11/30/2012	A	160,354
55,000	Beaumont, CA Financing Authority, Series B	6.000	09/01/2034	09/01/2013	A	56,586
325,000	Bell, CA COP[1]	5.000	09/01/2023	11/30/2012	A	325,215

2	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 30,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)	5.500%	08/01/2016	11/30/2012	A	$30,075
50,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)[1]	5.600	08/01/2018	11/30/2012	A	50,111
120,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)[1]	5.650	08/01/2024	11/30/2012	A	120,170
50,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)	5.750	05/01/2034	05/01/2015	A	50,614
30,000	Brisbane, CA Improvement Bond Act 1915 (Northeast Ridge)	5.875	09/02/2020	03/02/2013	A	31,030
205,000	Brisbane, CA Public Financing Authority	6.000	05/01/2026	11/30/2012	A	205,209
100,000	Buena Park, CA Community Redevel. Agency[1]	5.250	09/01/2025	09/01/2018	A	106,575
100,000	Buena Park, CA Community Redevel. Agency[1]	5.625	09/01/2033	09/01/2018	A	105,525
35,000	Buena Park, CA Special Tax (Park Mall)	6.125	09/01/2033	09/01/2015	A	35,408
250,000	Burbank, CA Community Facilities District Special Tax	5.200	12/01/2023	12/01/2012	A	257,638
240,000	Burbank, CA Public Financing Authority[1]	5.250	12/01/2016	12/01/2013	A	247,589
55,000	Burbank, CA Waste Disposal[1]	5.250	05/01/2024	11/30/2012	A	55,197
50,000	CA ABAG Finance Authority for NonProfit Corporations (Bijou Woods Apartments)[1]	5.200	12/01/2021	12/01/2012	A	50,088
2,000,000	CA ABAG Finance Authority for NonProfit Corporations (Odd Fellows Home of California)[1]	5.200	11/15/2022	11/15/2012	A	2,003,880
50,000	CA ABAG Finance Authority for NonProfit Corporations (Odd Fellows Home of California)[1]	6.000	08/15/2024	11/26/2012	A	50,201

3	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 5,000	CA ABAG Finance Authority for NonProfit Corporations (OW/OWHC/SJRHC Obligated Group)	5.700%	11/01/2013	11/16/2012	A	$5,011
100,000	CA ABAG Finance Authority for NonProfit Corporations (Redwood Senior Homes and Services)[1]	6.000	11/15/2022	11/30/2012	A	101,218
15,000	CA ABAG Finance Authority for NonProfit Corporations (Sansum-Santa Barbara Medical Foundation Clinic)	5.250	04/01/2014	11/30/2012	A	15,045
5,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.600	11/01/2023	11/30/2012	A	5,009
5,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.800	03/01/2023	11/30/2012	A	5,013
155,000	CA ABAG Finance Authority for NonProfit Corporations COP (O’Connor Woods)[1]	6.200	11/01/2029	11/30/2012	A	155,119
10,000	CA ABAG Finance Authority for NonProfit Corporations COP (Over 60-CEI/LLMC/CEI Obligated Group)[1]	5.200	11/15/2023	11/29/2012	A	10,014
40,000	CA ABAG Finance Authority for NonProfit Corporations COP (Tarzana Treatment Center)[1]	5.200	12/01/2023	11/30/2012	A	40,056
55,000	CA ABAG Tax Allocation, Series A1	6.000	12/15/2014	12/15/2012	A	55,378
360,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)	6.500	01/01/2033	01/01/2013	A	360,464
40,000	CA Bay Area Government Association[1]	5.000	08/01/2017	11/30/2012	A	40,135
20,000	CA College of the Sequoias Community District COP[1]	5.000	05/01/2016	11/30/2012	A	20,049
490,000	CA Communities Transportation Revenue COP[1]	5.250	06/01/2023	06/01/2022	A	575,422

4	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California Continued
$ 515,000	CA Communities Transportation Revenue COP[1]	5.250%		06/01/2024	06/01/2022	A	$598,389
545,000	CA Communities Transportation Revenue COP[1]	5.250		06/01/2025	06/01/2022	A	625,562
575,000	CA Communities Transportation Revenue COP[1]	5.250		06/01/2026	06/01/2022	A	654,701
605,000	CA Communities Transportation Revenue COP[1]	5.250		06/01/2027	06/01/2022	A	686,179
15,000	CA Community College Financing Authority (GCCCD/PCCD/STTJCCD Obligated Group)[1]	5.000		04/01/2021	04/01/2013	A	15,137
680,000	CA Community College Financing Authority (GCCCD/PCCD/STTJCCD Obligated Group)[1]	5.625		04/01/2026	04/01/2013	A	685,821
8,100,000	CA County Tobacco Securitization Agency	5.830	[2]	06/01/2033	06/01/2033		862,974
110,000	CA County Tobacco Securitization Agency (Golden Gate Tobacco)[1]	4.500		06/01/2021	12/15/2013	B	107,130
405,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000		06/01/2026	01/10/2017	B	394,470
505,000	CA County Tobacco Securitization Agency (TASC)[1]	5.100		06/01/2028	05/14/2022	B	462,721
6,440,000	CA County Tobacco Securitization Agency (TASC)[1]	5.250		06/01/2021	04/05/2017	B	6,433,109
290,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500		06/01/2033	09/22/2015	B	280,282
2,605,000	CA County Tobacco Securitization Agency (TASC)[1]	5.625		06/01/2023	11/30/2012	A	2,612,659
8,500,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750		06/01/2029	12/01/2012	A	8,499,575
170,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2027	11/30/2012	A	170,048

5	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California Continued
$ 380,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875%		06/01/2035	12/01/2012	A	$379,992
305,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	12/01/2012	A	304,982
2,595,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2029	12/01/2012	A	2,594,922
4,965,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2035	12/01/2012	A	4,964,801
435,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	12/01/2012	A	434,961
10,700,000	CA County Tobacco Securitization Agency (TASC)	6.068	[2]	06/01/2046	06/05/2033	B	601,019
1,300,000	CA County Tobacco Securitization Agency (TASC)[1]	6.250		06/01/2037	11/30/2012	A	1,300,286
2,685,000	CA Dept. of Transportation COP[1]	5.250		03/01/2016	11/30/2012	A	2,696,089
35,000	CA Dept. of Water Resources (Center Valley)[1]	5.250		07/01/2022	11/30/2012	A	35,142
855,000	CA Dept. of Water Resources (Center Valley)[1]	5.250		07/01/2022	11/30/2012	A	858,506
965,000	CA Educational Facilities Authority[1]	5.125		04/01/2017	11/30/2012	A	966,399
1,135,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.000		06/01/2022	06/01/2022		1,259,487
400,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.000		06/01/2024	06/01/2022	A	436,460
250,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.750		06/01/2025	11/28/2012	A	251,043
25,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.875		06/01/2030	11/28/2012	A	25,107

6	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 50,000	CA Educational Facilities Authority (California Western School of Law)[1]	5.000%	10/01/2018	11/30/2012	A	$50,111
25,000	CA Educational Facilities Authority (Golden Gate University)[1]	5.375	10/01/2023	11/30/2012	A	25,033
95,000	CA Educational Facilities Authority (Golden Gate University)[1]	5.500	10/01/2018	11/30/2012	A	95,196
745,000	CA Educational Facilities Authority (Mills College)[1]	5.125	09/01/2022	11/30/2012	A	746,192
295,000	CA Educational Facilities Authority (Pooled University)[1]	5.250	04/01/2024	11/30/2012	A	295,283
1,500,000	CA Educational Facilities Authority (Student Loan[1]	5.400	03/01/2021	11/30/2012	A	1,502,250
335,000	CA Financing Authority (Wastewater Improvement)	6.100	11/01/2033	11/01/2015	A	338,923
60,000	CA GO1	4.800	08/01/2014	11/30/2012	A	60,223
10,000	CA GO	5.000	06/01/2013	11/30/2012	A	10,039
5,000	CA GO	5.000	06/01/2013	11/30/2012	A	5,020
10,000	CA GO	5.000	06/01/2014	11/30/2012	A	10,039
10,000	CA GO	5.000	10/01/2014	11/30/2012	A	10,039
25,000	CA GO1	5.000	06/01/2017	11/30/2012	A	25,096
5,000	CA GO	5.000	10/01/2018	11/30/2012	A	5,019
775,000	CA GO1	5.000	02/01/2019	11/30/2012	A	777,906
25,000	CA GO1	5.000	06/01/2019	11/30/2012	A	25,094
20,000	CA GO1	5.000	02/01/2022	11/30/2012	A	20,071
70,000	CA GO1	5.000	04/01/2022	11/30/2012	A	70,247
125,000	CA GO1	5.000	11/01/2022	05/01/2013	A	127,665
10,000	CA GO1	5.000	11/01/2022	11/30/2012	A	10,035
70,000	CA GO1	5.000	02/01/2023	11/30/2012	A	70,242

7	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 160,000	CA GO1	5.000%	10/01/2023	11/30/2012	A	$160,552
250,000	CA GO1	5.000	10/01/2023	11/30/2012	A	250,863
40,000	CA GO1	5.000	10/01/2023	11/30/2012	A	40,138
5,000	CA GO1	5.000	04/01/2024	11/30/2012	A	5,017
15,000	CA GO1	5.000	04/01/2024	11/30/2012	A	15,051
20,000	CA GO1	5.000	10/01/2024	11/30/2012	A	20,068
5,000	CA GO1	5.000	02/01/2025	11/30/2012	A	5,017
30,000	CA GO1	5.000	02/01/2025	11/30/2012	A	30,101
10,000	CA GO1	5.000	02/01/2025	11/30/2012	A	10,034
55,000	CA GO1	5.000	02/01/2026	11/30/2012	A	55,188
100,000	CA GO1	5.000	02/01/2026	11/30/2012	A	100,341
245,000	CA GO1	5.000	04/01/2027	11/30/2012	A	245,835
15,000	CA GO1	5.000	10/01/2028	11/30/2012	A	15,051
10,000	CA GO	5.125	06/01/2024	11/30/2012	A	10,035
15,000	CA GO1	5.125	02/01/2027	11/30/2012	A	15,053
25,000	CA GO1	5.125	10/01/2027	11/30/2012	A	25,088
25,000	CA GO1	5.250	10/01/2013	04/01/2013	A	25,520
25,000	CA GO1	5.250	10/01/2013	04/01/2013	A	25,520
20,000	CA GO1	5.250	06/01/2016	12/01/2012	A	20,081
80,000	CA GO1	5.250	06/01/2017	12/01/2012	A	80,322
25,000	CA GO	5.250	04/01/2018	11/30/2012	A	25,100
25,000	CA GO	5.250	04/01/2019	11/30/2012	A	25,099
25,000	CA GO	5.250	04/01/2021	11/30/2012	A	25,096
160,000	CA GO1	5.250	06/01/2021	12/01/2012	A	160,611

8	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 4,970,000	CA GO1	5.250%	09/01/2024	09/01/2021	A	$6,052,367
25,000	CA GO	5.250	02/01/2028	11/30/2012	A	25,090
10,000	CA GO1	5.250	02/01/2029	02/01/2013	A	10,100
25,000	CA GO1	5.250	02/01/2029	11/30/2012	A	25,085
465,000	CA GO1	5.250	02/01/2030	11/30/2012	A	466,548
40,000	CA GO1	5.250	02/01/2030	11/30/2012	A	40,133
15,000	CA GO1	5.250	04/01/2030	11/30/2012	A	15,050
15,000	CA GO1	5.375	06/01/2026	12/01/2012	A	15,056
100,000	CA GO1	5.375	06/01/2026	12/01/2012	A	100,372
10,000	CA GO1	5.500	04/01/2013	11/30/2012	A	10,043
85,000	CA GO1	5.500	06/01/2013	11/30/2012	A	85,369
20,000	CA GO1	5.500	04/01/2014	11/30/2012	A	20,087
65,000	CA GO1	5.500	06/01/2014	11/30/2012	A	65,282
60,000	CA GO1	5.500	04/01/2015	04/01/2013	A	61,299
40,000	CA GO1	5.500	06/01/2015	11/30/2012	A	40,172
65,000	CA GO1	5.500	04/01/2019	04/01/2013	A	66,362
15,000	CA GO1	5.500	03/01/2020	03/01/2013	A	15,249
25,000	CA GO1	5.500	03/01/2020	03/01/2013	A	25,415
30,000	CA GO1	5.500	10/01/2022	04/01/2013	A	30,596
20,000	CA GO	5.500	06/01/2025	11/30/2012	A	20,076
5,000	CA GO1	5.600	09/01/2021	03/01/2013	A	5,083
65,000	CA GO1	5.600	09/01/2021	03/01/2013	A	66,077
80,000	CA GO1	5.625	10/01/2021	04/01/2013	A	81,664
160,000	CA GO1	5.625	10/01/2023	04/01/2013	A	163,192
10,000	CA GO1	5.625	09/01/2024	03/01/2013	A	10,157
60,000	CA GO1	5.625	05/01/2026	11/30/2012	A	60,236

9	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 15,000	CA GO1	5.625%	10/01/2026	04/01/2013	A	$15,289
35,000	CA GO1	5.750	03/01/2015	03/01/2013	A	35,636
4,990,000	CA GO1	5.750	11/01/2017	05/01/2013	A	5,123,682
35,000	CA GO1	5.750	11/01/2017	05/01/2013	A	35,938
85,000	CA GO1	5.750	03/01/2023	03/01/2013	A	86,393
45,000	CA GO1	5.800	06/01/2013	11/30/2012	A	45,207
1,410,000	CA GO1	5.900	04/01/2023	04/01/2013	A	1,439,737
230,000	CA GO1	5.900	04/01/2023	04/01/2013	A	234,851
75,000	CA GO1	5.900	03/01/2025	03/01/2013	A	76,246
15,000	CA GO1	6.000	10/01/2014	04/01/2013	A	15,359
20,000	CA GO1	6.000	08/01/2015	02/01/2013	A	20,289
20,000	CA GO1	6.000	05/01/2018	05/01/2013	A	20,557
5,000	CA GO1	6.000	08/01/2019	02/01/2013	A	5,070
55,000	CA GO1	6.000	10/01/2021	04/01/2013	A	56,230
5,000	CA GO1	6.000	05/01/2024	05/01/2013	A	5,127
90,000	CA GO1	6.000	08/01/2024	02/01/2013	A	91,145
905,000	CA GO1	6.250	10/01/2019	04/01/2013	A	926,792
605,000	CA GO1	6.250	10/01/2019	04/01/2013	A	619,568
5,000,000	CA GO1	6.500	04/01/2033	04/01/2019	A	6,295,300
1,185,000	CA Golden State Tobacco Securitization Corp.[1]	5.000	06/01/2017	11/30/2012	A	1,185,758
1,645,000	CA Golden State Tobacco Securitization Corp.[1]	5.000	06/01/2020	11/30/2012	A	1,647,040
1,590,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2018	11/30/2012	A	1,590,986

10	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 560,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000%	06/01/2019	11/30/2012	A	$560,750
570,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2021	11/30/2012	A	570,684
2,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2029	11/30/2012	A	2,002,000
60,000	CA Health Facilities Financing Authority (Adventist Health System/West)[1]	5.000	03/01/2028	03/01/2013	A	60,418
2,000,000	CA Health Facilities Financing Authority (CHCW)[1]	5.250	03/01/2024	03/01/2016	A	2,141,520
500,000	CA Health Facilities Financing Authority (CHCW/CHC Obligated Group)[1]	5.625	07/01/2032	07/01/2015	A	547,440
2,500,000	CA Health Facilities Financing Authority (Children’s Hospital of Los Angeles)[1]	5.000	11/15/2027	11/15/2022	A	2,760,700
60,000	CA Health Facilities Financing Authority (Exception Children’s Foundation)[1]	6.500	05/01/2020	11/30/2012	A	60,172
10,000	CA Health Facilities Financing Authority (FF/OCTC/SCADP Obligated Group)[1]	6.500	12/01/2022	11/30/2012	A	10,025
395,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)[1]	5.125	07/01/2018	11/30/2012	A	395,664
20,000	CA Health Facilities Financing Authority (PH&S/PH&S-Washington Obligated Group)[1]	5.500	10/01/2016	11/30/2012	A	20,077
1,375,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)[1]	5.625	07/01/2019	11/30/2012	A	1,377,956

11	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 35,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)	5.750%	07/01/2015	11/30/2012	A	$35,100
30,000	CA Health Facilities Financing Authority (Providence Health System-Southern California)	5.500	10/01/2013	11/30/2012	A	30,120
25,000	CA Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center)[1]	5.250	06/01/2023	11/30/2012	A	25,037
50,000	CA Health Facilities Financing Authority (SCADP)[1]	5.150	05/01/2016	11/30/2012	A	50,124
2,000,000	CA Health Facilities Financing Authority (Stanford Hospital & Clinics)[1]	5.250	11/15/2031	11/15/2020	A	2,321,620
100,000	CA Health Facilities Financing Authority (Sunny View Lutheran Home)[1]	5.100	01/01/2024	11/30/2012	A	100,129
1,000,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.250	08/15/2031	08/15/2021	A	1,158,830
1,000,000	CA HFA (Home Mtg.)[1]	4.950	08/01/2023	02/01/2017	A	1,026,500
2,835,000	CA HFA (Home Mtg.)[1]	5.000	08/01/2037	01/21/2013	A	2,840,075
5,155,000	CA HFA (Home Mtg.)[1]	5.500	02/01/2042	05/26/2013	A	5,341,508
8,450,000	CA HFA (Home Mtg.)[1]	5.500	08/01/2042	09/01/2013	A	8,605,396
70,000	CA HFA (Multifamily Hsg.)[1]	5.200	08/01/2018	11/30/2012	A	70,165
15,000	CA HFA (Multifamily Hsg.)[1]	5.300	08/01/2028	11/30/2012	A	15,076
140,000	CA HFA (Multifamily Hsg.)[1]	5.375	08/01/2028	11/30/2012	A	140,063
2,035,000	CA HFA (Multifamily Hsg.)[1]	5.400	08/01/2018	11/30/2012	A	2,036,974
35,000	CA HFA (Multifamily Hsg.)[1]	5.400	08/01/2018	11/30/2012	A	35,034
770,000	CA HFA (Multifamily Hsg.)[1]	5.450	08/01/2028	11/30/2012	A	770,631
30,000	CA HFA (Multifamily Hsg.)[1]	5.850	08/01/2017	11/30/2012	A	30,833

12	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 665,000	CA HFA (Multifamily Hsg.)[1]	5.950%	08/01/2028	11/30/2012	A	$665,552
4,000,000	CA HFA (Multifamily Hsg.)[1]	6.000	02/01/2038	11/30/2012	A	4,139,120
330,000	CA HFA (Multifamily Hsg.)[1]	6.050	08/01/2016	11/30/2012	A	330,630
2,675,000	CA HFA (Multifamily Hsg.)	6.050	08/01/2027	11/30/2012	A	2,692,120
25,000	CA HFA (Multifamily Hsg.)[1]	6.050	08/01/2038	11/30/2012	A	25,018
2,500,000	CA HFA (Multifamily Hsg.)[1]	6.150	08/01/2022	11/30/2012	A	2,505,975
5,000,000	CA HFA (Multifamily Hsg.), Series A1	5.200	08/01/2022	11/30/2012	A	5,067,950
500,000	CA HFA, Series A1	4.850	08/01/2026	08/01/2015	A	506,655
35,000	CA Infrastructure and Economic Devel. (Clean Water Revolving Fund)[1]	5.000	10/01/2014	11/30/2012	A	35,142
100,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)	5.625	07/01/2020	11/30/2012	A	100,364
3,550,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)[1]	5.750	07/01/2030	11/30/2012	A	3,562,532
15,000	CA Infrastructure and Economic Devel. (Stockton Port District)	5.375	07/01/2022	02/24/2020	B	14,099
375,000	CA Infrastructure and Economic Devel. (Vermont Village Human Services Corp.)[1]	5.750	09/01/2023	09/01/2013	A	388,980
275,000	CA Intercommunity Hospital Financing Authority COP[1]	5.250	11/01/2019	11/27/2012	A	275,311
45,000	CA M-S-R Public Power Agency (San Juan)	6.000	07/01/2022	11/30/2012	A	49,755
10,000	CA Maritime Infrastructure Authority (Santa Cruz Port District)	5.750	05/01/2024	05/01/2014	A	10,114
50,000	CA Municipal Finance Authority (Biola University)[1]	5.625	10/01/2023	04/01/2018	A	55,304

13	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 1,025,000	CA Municipal Finance Authority (Community Hospitals of Central California)[1]	5.250%	02/01/2024	02/01/2019	A	$1,105,278
30,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)	5.300	12/01/2017	06/25/2016	B	28,958
340,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)	5.500	12/01/2024	07/27/2022	B	294,569
205,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)	5.850	06/01/2021	11/30/2012	A	205,759
460,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)	5.850	06/01/2021	11/30/2012	A	461,702
865,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)	5.850	06/01/2021	11/30/2012	A	868,201
675,000	CA Pollution Control Financing Authority (Southern California Water Company)[1]	5.500	12/01/2026	11/30/2012	A	676,067
40,000	CA Pollution Control Financing Authority (West Coast Resource Recovery)	5.125	01/01/2014	11/30/2012	A	40,109
70,000	CA Public Works[1]	5.250	12/01/2013	11/30/2012	A	70,267
210,000	CA Public Works	5.250	10/01/2015	11/30/2012	A	210,802
740,000	CA Public Works[1]	6.625	11/01/2034	04/17/2019	A	910,074
60,000	CA Public Works (California Community Colleges)[1]	5.000	12/01/2016	11/30/2012	A	60,217
270,000	CA Public Works (California Community Colleges)[1]	5.000	12/01/2017	11/30/2012	A	270,977
55,000	CA Public Works (California Community Colleges)[1]	5.100	09/01/2014	11/30/2012	A	55,204

14	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 50,000	CA Public Works (California Community Colleges)[1]	5.125%	09/01/2016	11/30/2012	A	$50,186
2,610,000	CA Public Works (California Community Colleges)[1]	5.250	12/01/2013	11/30/2012	A	2,619,970
25,000	CA Public Works (California Community Colleges)	5.250	12/01/2013	11/30/2012	A	25,098
200,000	CA Public Works (California Community Colleges)[1]	5.250	12/01/2014	11/30/2012	A	200,764
390,000	CA Public Works (California Community Colleges)	5.250	12/01/2015	11/30/2012	A	391,490
140,000	CA Public Works (California Community Colleges)	5.250	12/01/2015	11/30/2012	A	140,535
70,000	CA Public Works (California Community Colleges)[1]	5.250	12/01/2016	11/30/2012	A	70,267
75,000	CA Public Works (California Community Colleges)[1]	5.250	12/01/2016	11/30/2012	A	75,287
205,000	CA Public Works (California Community Colleges)[1]	5.250	09/01/2019	11/30/2012	A	205,783
25,000	CA Public Works (California Highway Patrol)[1]	5.000	11/01/2015	11/30/2012	A	25,091
60,000	CA Public Works (California Highway Patrol)[1]	5.250	11/01/2014	11/30/2012	A	60,229
425,000	CA Public Works (California Science Center)[1]	5.250	10/01/2017	11/30/2012	A	426,624
2,000,000	CA Public Works (California State Prisons)[1]	5.750	10/01/2031	10/01/2021	A	2,359,680
225,000	CA Public Works (California State University)	5.250	10/01/2013	11/30/2012	A	225,889
45,000	CA Public Works (California State University)	5.250	10/01/2013	11/30/2012	A	45,178
600,000	CA Public Works (California State University)[1]	5.250	10/01/2015	11/30/2012	A	602,292
50,000	CA Public Works (California State University)[1]	5.375	10/01/2016	11/30/2012	A	50,197

15	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 50,000	CA Public Works (California State University)[1]	5.375%	10/01/2017	11/30/2012	A	$50,197
1,385,000	CA Public Works (California State University)[1]	5.400	12/01/2016	11/30/2012	A	1,390,471
40,000	CA Public Works (California State University)	5.450	09/01/2014	11/30/2012	A	40,160
400,000	CA Public Works (California State University)	5.500	09/01/2015	11/30/2012	A	401,612
750,000	CA Public Works (Dept. of Corrections and Rehabilitation)[1]	5.750	11/01/2029	11/01/2019	A	897,923
80,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2018	11/30/2012	A	80,290
20,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2018	11/30/2012	A	20,072
280,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2021	11/30/2012	A	281,014
125,000	CA Public Works (Dept. of Corrections)[1]	5.000	03/01/2027	11/30/2012	A	125,169
25,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2013	11/30/2012	A	25,099
50,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2013	11/30/2012	A	50,198
100,000	CA Public Works (Dept. of Corrections)[1]	5.250	03/01/2014	11/30/2012	A	100,382
275,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2014	11/30/2012	A	276,051
100,000	CA Public Works (Dept. of Corrections)[1]	5.250	10/01/2014	11/30/2012	A	100,382
10,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2015	11/30/2012	A	10,038
200,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2015	11/30/2012	A	200,764
75,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2015	11/30/2012	A	75,287
260,000	CA Public Works (Dept. of Corrections)[1]	5.250	03/01/2016	11/30/2012	A	260,993
50,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2016	11/30/2012	A	50,191
50,000	CA Public Works (Dept. of Corrections)[1]	5.250	03/01/2017	11/30/2012	A	50,191

16	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 10,000	CA Public Works (Dept. of Corrections)[1]	5.250%	03/01/2021	11/30/2012	A	$10,038
100,000	CA Public Works (Dept. of Corrections)[1]	5.375	10/01/2015	11/30/2012	A	100,393
125,000	CA Public Works (Dept. of Corrections)[1]	5.375	10/01/2016	11/30/2012	A	125,491
40,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2017	11/30/2012	A	40,161
370,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2018	11/30/2012	A	371,491
350,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2019	11/30/2012	A	351,411
100,000	CA Public Works (Dept. of Corrections)[1]	5.500	06/01/2022	12/01/2013	A	105,704
45,000	CA Public Works (Dept. of Corrections)	5.625	10/01/2020	11/30/2012	A	45,186
110,000	CA Public Works (Dept. of Food & Agriculture)	5.400	06/01/2013	11/30/2012	A	110,452
100,000	CA Public Works (Dept. of General Services)[1]	5.000	03/01/2027	11/30/2012	A	100,135
4,360,000	CA Public Works (Dept. of General Services)[1]	5.000	12/01/2027	12/01/2012	A	4,375,696
40,000	CA Public Works (Dept. of General Services)[1]	5.125	12/01/2021	12/01/2012	A	40,149
25,000	CA Public Works (Dept. of General Services)[1]	5.250	11/01/2014	11/30/2012	A	25,096
20,000	CA Public Works (Dept. of General Services)[1]	5.250	12/01/2015	12/01/2012	A	20,076
25,000	CA Public Works (Dept. of General Services)[1]	5.250	12/01/2016	12/01/2012	A	25,096
500,000	CA Public Works (Dept. of General Services)[1]	5.250	12/01/2018	12/01/2012	A	501,910
495,000	CA Public Works (Dept. of General Services)[1]	5.250	12/01/2019	12/01/2012	A	496,891
25,000	CA Public Works (Dept. of General Services)[1]	5.250	03/01/2020	11/30/2012	A	25,096
25,000	CA Public Works (Dept. of Health Services)	5.300	11/01/2013	11/30/2012	A	25,105
35,000	CA Public Works (Dept. of Health Services)[1]	5.400	11/01/2014	11/30/2012	A	35,150
1,320,000	CA Public Works (Dept. of Health Services)[1]	5.500	11/01/2015	11/30/2012	A	1,325,768
10,000	CA Public Works (Dept. of Justice Building)	4.800	05/01/2015	11/30/2012	A	10,033
95,000	CA Public Works (Dept. of Mental Health)[1]	5.125	06/01/2029	06/01/2014	A	99,290

17	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 95,000	CA Public Works (Dept. of Veterans)	5.125%	10/01/2013	11/30/2012	A	$95,365
150,000	CA Public Works (Dept. of Youth Authority)[1]	5.375	10/01/2015	11/30/2012	A	150,590
10,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2017	11/30/2012	A	10,040
25,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2018	11/30/2012	A	25,101
3,000,000	CA Public Works (Judicial Council)[1]	5.250	12/01/2026	12/01/2021	A	3,477,510
25,000	CA Public Works (Library & Courts Annex)[1]	5.000	05/01/2015	11/30/2012	A	25,091
25,000	CA Public Works (Regents University)[1]	5.250	11/01/2013	11/30/2012	A	25,085
25,000	CA Public Works (Regents University)[1]	5.250	11/01/2013	11/30/2012	A	25,103
400,000	CA Public Works (Regents University)[1]	5.250	11/01/2014	11/30/2012	A	401,640
25,000	CA Public Works (Regents University)[1]	5.250	11/01/2014	11/30/2012	A	25,103
1,500,000	CA Public Works (State Archives Building Complex)	5.375	12/01/2012	12/01/2012		1,505,895
115,000	CA Public Works (State Universities)[1]	5.250	12/01/2013	11/30/2012	A	115,420
270,000	CA Public Works (State Universities)[1]	5.400	10/01/2022	11/30/2012	A	271,021
1,580,000	CA Public Works (State Universities)	5.500	12/01/2018	11/30/2012	A	1,586,367
25,000	CA Public Works (Trustees California State University)[1]	5.000	10/01/2019	11/30/2012	A	25,091
135,000	CA Public Works (Trustees of California)	5.250	10/01/2014	11/30/2012	A	135,516
20,000	CA Public Works (Various California State Universities)[1]	5.550	09/01/2016	11/30/2012	A	20,081
30,000	CA Public Works (Various Community Colleges)[1]	5.200	09/01/2017	11/30/2012	A	30,113
275,000	CA Public Works (Various Community Colleges)	5.375	03/01/2013	11/30/2012	A	276,136

18	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 655,000	CA Public Works (Various Community Colleges)	5.375%	03/01/2014	11/30/2012	A	$657,574
160,000	CA Public Works (Various Community Colleges)	5.500	04/01/2013	11/30/2012	A	160,675
75,000	CA Public Works (Various Community Colleges)	5.600	04/01/2014	11/30/2012	A	75,308
2,825,000	CA Public Works (Various Community Colleges)	5.625	03/01/2016	11/30/2012	A	2,836,696
4,250,000	CA Public Works (Various Community Colleges)	5.625	03/01/2016	11/30/2012	A	4,267,595
2,125,000	CA Public Works (Various Community Colleges)	5.625	03/01/2019	11/30/2012	A	2,133,798
175,000	CA Public Works (Various State Universities)	5.200	12/01/2012	12/01/2012		175,697
200,000	CA Public Works (Various State Universities)	5.250	12/01/2013	11/30/2012	A	200,782
300,000	CA Public Works (Various State Universities)	5.300	12/01/2014	11/30/2012	A	301,161
210,000	CA Public Works (Various State Universities)[1]	5.350	12/01/2015	11/30/2012	A	210,821
465,000	CA Public Works (Various State Universities)[1]	5.375	12/01/2019	11/30/2012	A	466,827
125,000	CA Public Works (Various State Universities)[1]	5.400	10/01/2022	11/30/2012	A	125,473
910,000	CA Public Works (Various State Universities)[1]	5.400	10/01/2022	11/30/2012	A	913,777
210,000	CA Public Works (Various State Universities)[1]	5.500	09/01/2015	11/30/2012	A	210,846
35,000	CA River Highlands Community Services District[3]	7.750	09/02/2020	07/01/2017	B	11,927
5,000	CA River Highlands Community Services District[3]	8.125	09/02/2020	07/26/2017	B	1,704
50,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.), Series A1	6.350	12/01/2029	09/15/2014	B	51,307

19	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 15,000	CA Special Districts Association Finance Corp.[1]	5.000%	01/01/2018	11/30/2012	A	$15,031
55,000	CA State University (Hayward Foundation)[1]	5.250	08/01/2025	11/30/2012	A	55,080
25,000	CA Statewide CDA	6.625	09/01/2027	11/30/2012	A	25,032
5,000	CA Statewide CDA	7.000	07/01/2022	11/30/2012	A	5,008
30,000	CA Statewide CDA (Ararat Home of Los Angeles)[1]	5.550	06/01/2021	12/01/2012	A	30,058
65,000	CA Statewide CDA (Bouquet Canyon)	5.300	07/01/2018	12/01/2012	A	65,138
1,220,000	CA Statewide CDA (California Hsg. Foundation)[1]	5.250	12/01/2027	12/01/2017	A	1,319,601
35,000	CA Statewide CDA (California Odd Fellow Hsg.)	5.375	10/01/2013	11/26/2012	A	35,126
85,000	CA Statewide CDA (California Odd Fellow Hsg.)[1]	5.500	10/01/2023	11/26/2012	A	85,314
100,000	CA Statewide CDA (CHF-Irvine-UCI East Campus Apartments)[1]	6.000	05/15/2023	05/15/2018	A	112,702
490,000	CA Statewide CDA (Daughters of Charity Health System/St. Francis Medical Center Obligated Group)[1]	5.000	07/01/2022	05/28/2015	A	514,275
1,730,000	CA Statewide CDA (Daughters of Charity Health System/St. Francis Medical Center Obligated Group)[1]	5.250	07/01/2024	06/09/2015	A	1,814,684
880,000	CA Statewide CDA (Daughters of Charity Health System/St. Francis Medical Center Obligated Group)[1]	5.250	07/01/2025	04/26/2015	A	921,932
500,000	CA Statewide CDA (East Tabor Apartments)	6.850	08/20/2036	02/20/2013	A	521,135
45,000	CA Statewide CDA (Escrow Term)	6.750	09/01/2037	09/01/2013	A	45,941
25,000	CA Statewide CDA (GP Steinbeck)[1]	5.700	09/20/2019	11/30/2012	A	25,556

20	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California Continued
$ 85,000	CA Statewide CDA (GP Steinbeck)	5.897%[2]		09/20/2027	11/30/2012	A	$35,498
20,000	CA Statewide CDA (Lincoln Apartments)[1]	5.200		09/20/2020	03/20/2013	A	20,172
100,000	CA Statewide CDA (Multifamily)	5.696	[2]	09/20/2021	11/30/2012	A	59,923
100,000	CA Statewide CDA (Multifamily)	5.744	[2]	09/20/2023	11/30/2012	A	53,122
150,000	CA Statewide CDA (Quail Ridge Apartments)[1]	5.375		07/01/2032	11/27/2029	B	127,566
430,000	CA Statewide CDA (Rio Bravo)	6.500		12/01/2018	02/18/2016	B	420,854
365,000	CA Statewide CDA (Sherman Oaks)[1]	5.000		08/01/2018	11/30/2012	A	365,661
560,000	CA Statewide CDA (Sycamore)[1]	6.000		03/20/2038	03/20/2013	A	591,808
480,000	CA Statewide CDA (Water & Wastewater)[1]	5.125		10/01/2022	11/30/2012	A	481,598
25,000	CA Statewide CDA Community Facilities District	6.350		09/01/2021	11/30/2012	A	25,536
30,000	CA Statewide CDA COP (Ararat Home of Los Angeles)[1]	5.400		06/01/2016	12/01/2012	A	30,080
5,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)[1]	5.000		04/01/2018	11/30/2012	A	5,005
500,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)[1]	5.125		04/01/2023	11/30/2012	A	500,120
2,025,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)	5.500		04/01/2013	11/30/2012	A	2,029,880
130,000	CA Statewide CDA COP (Internext Group)[1]	5.375		04/01/2017	11/30/2012	A	130,495
475,000	CA Statewide CDA School Facilities (47th & Main)[1]	5.125		07/01/2022	07/01/2021	A	497,297
20,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)	5.300		09/01/2017	11/30/2012	A	21,545
100,000	CA Statewide CDA Water & Wastewater[1]	5.000		10/01/2026	11/30/2012	A	100,335
90,000	CA Statewide CDA Water & Wastewater	5.300		10/01/2020	11/30/2012	A	90,348

21	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 3,738,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625%	05/01/2029	06/08/2016	B	$3,737,776
1,395,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	06/06/2016	B	1,383,910
3,395,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000	05/01/2037	11/30/2012	A	3,395,543
50,000	CA Water Resource Devel. GO, Series L	4.500	08/01/2017	11/30/2012	A	50,143
60,000	CA Water Resource Devel. GO, Series P1	5.800	06/01/2014	11/30/2012	A	60,275
20,000	CA Water Resource Devel. GO, Series P & N	5.000	06/01/2020	11/30/2012	A	20,074
60,000	CA Water Resource Devel. GO, Series Q1	5.000	03/01/2016	11/30/2012	A	60,231
15,000	CA Water Resource Devel. GO, Series Q & R1	5.000	03/01/2015	11/30/2012	A	15,058
15,000	CA Water Resource Devel. GO, Series Q & R1	5.000	03/01/2017	11/30/2012	A	15,057
20,000	CA Western Hills Water District Special Tax	5.000	09/01/2014	03/06/2014	B	18,950
25,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	4.650	09/01/2014	09/01/2014		23,545
120,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.000	09/01/2024	06/22/2021	B	87,895
50,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.125	09/01/2031	03/23/2029	B	33,366
115,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.750	09/01/2022	09/14/2018	B	93,021

22	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 45,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.875%	09/01/2031	04/30/2027	B	$32,751
310,000	CA William S. Hart Union School District	6.000	09/01/2027	09/01/2013	A	313,891
10,000	Calabasas, CA Special Tax Community Facilities District 98-1	5.750	09/01/2028	03/01/2013	A	10,021
30,000	California City, CA Redevel. Agency Tax Allocation	7.000	09/01/2015	11/30/2012	A	30,091
60,000	Campbell, CA (Civic Center) COP	5.250	10/01/2028	11/30/2012	A	60,224
10,000	Canyon Lake, CA COP (Railroad Canyon Road)[1]	7.375	06/01/2014	12/01/2012	A	10,042
40,000	Capistrano, CA Unified School District (Education& Support Facilities) COP[1]	5.250	12/01/2026	12/01/2012	A	40,148
75,000	Capistrano, CA Unified School District (Las Flores)[1]	5.000	09/01/2023	03/01/2013	A	75,331
50,000	Capistrano, CA Unified School District School Facilities Improvement District No. 1[1]	5.000	08/01/2013	11/30/2012	A	50,201
100,000	Capistrano, CA Unified School District School Facilities Improvement District No. 1[1]	5.000	08/01/2018	11/30/2012	A	100,389
50,000	Capistrano, CA Unified School District School Facilities Improvement District No. 1[1]	6.000	08/01/2024	11/30/2012	A	50,214
15,000	Carlsbad, CA Hsg. & Redevel. Commission (Village Redevel.)[1]	5.300	09/01/2023	03/01/2013	A	15,048
60,000	Carlsbad, CA Improvement Bond Act 1915	5.550	09/02/2028	03/02/2013	A	60,242
120,000	Carlsbad, CA Improvement Bond Act 1915	5.950	09/02/2025	03/02/2013	A	120,732
30,000	Carlsbad, CA Improvement Bond Act 1915	6.000	09/02/2022	03/02/2013	A	30,210
80,000	Carson, CA Improvement Bond Act 1915	7.375	09/02/2022	03/02/2013	A	80,558

23	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 65,000	Carson, CA Redevel. Agency[1]	5.000%	10/01/2026	10/01/2013	A	$65,528
50,000	Carson, CA Redevel. Agency[1]	5.250	10/01/2017	11/30/2012	A	50,603
100,000	Carson, CA Redevel. Agency[1]	5.250	10/01/2018	11/30/2012	A	101,188
40,000	Carson, CA Redevel. Agency[1]	5.250	10/01/2020	11/30/2012	A	40,464
65,000	Carson, CA Redevel. Agency[1]	5.250	10/01/2021	11/30/2012	A	65,742
25,000	Carson, CA Redevel. Agency Tax Allocation[1]	5.250	10/01/2022	11/30/2012	A	25,282
15,000	Castaic, CA Union School District Community Facilities District No. 92-1	8.500	10/01/2013	04/01/2013	A	15,379
2,750,000	Castaic, CA Union School District Community Facilities District No. 92-1	9.000	10/01/2019	04/01/2013	A	2,803,460
70,000	Cathedral City, CA Improvement Bond Act 1915	5.950	09/02/2034	03/02/2013	A	72,335
100,000	Cathedral City, CA Public Financing Authority	5.300	08/01/2013	11/30/2012	A	100,266
30,000	Cathedral City, CA Public Financing Authority[1]	5.600	08/01/2018	11/30/2012	A	30,066
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.625	09/01/2023	09/25/2022	B	38,107
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.700	09/01/2030	01/10/2028	B	34,540
2,500,000	Central CA Unified School District[1]	5.000	07/01/2029	07/01/2014	A	2,685,500
10,000	Central CA Unified School District	5.625	03/01/2018	03/01/2013	A	10,181
100,000	Chico, CA Improvement Bond Act 1915 (Mission Ranch)	6.625	09/02/2013	09/02/2013		102,857
150,000	Chico, CA Public Financing Authority[1]	5.000	04/01/2018	11/30/2012	A	150,441

24	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 100,000	Chico, CA Public Financing Authority[1]	5.000%	04/01/2019	11/30/2012	A	$100,279
255,000	Chino Hills, CA COP[1]	5.000	09/01/2026	11/30/2012	A	255,347
20,000	Chowchilla, CA Improvement Bond Act 1915	6.700	09/02/2027	09/02/2013	A	20,498
55,000	Chula Vista, CA Community Facilities District (Eastlake Woods)	5.700	09/01/2016	03/01/2013	A	56,098
15,000	Chula Vista, CA Community Facilities District (Eastlake Woods)	6.100	09/01/2021	03/01/2013	A	15,253
250,000	Chula Vista, CA Community Facilities District (Otay Ranch Village)	6.000	09/01/2033	03/01/2013	A	251,195
200,000	Chula Vista, CA COP[1]	5.000	08/01/2024	11/30/2012	A	202,474
10,000	Chula Vista, CA Improvement Bond Act 1915 Assessment District No. 94-1 (Eastlake)	7.000	09/02/2015	03/02/2013	A	10,429
1,000,000	Clovis, CA Public Financing Authority[1]	5.000	03/01/2027	11/30/2012	A	1,001,210
25,000	Clovis, CA Public Financing Authority[1]	5.375	03/01/2020	11/30/2012	A	25,100
25,000	Colton, CA Community Facilities District Special Tax	5.800	09/01/2018	03/01/2013	A	25,135
50,000	Colton, CA Public Financing Authority, Series B	5.875	08/01/2027	11/30/2012	A	50,014
20,000	Colton, CA Redevel. Agency (West Valley)	6.375	09/01/2035	11/30/2012	A	20,008
1,710,000	Compton, CA Community College District[1]	5.000	07/01/2020	07/01/2020		1,948,887
1,895,000	Compton, CA Community College District[1]	5.000	07/01/2021	07/01/2021		2,135,267
1,310,000	Compton, CA Community College District[1]	5.000	07/01/2023	07/01/2022	A	1,447,838
3,500,000	Compton, CA Public Finance Authority	5.000	09/01/2022	09/01/2022		3,132,010
390,000	Compton, CA Sewer[1]	5.375	09/01/2023	11/30/2012	A	390,078

25	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 25,000	Concord, CA CO1	5.000%	08/01/2017	11/30/2012	A	$25,058
25,000	Concord, CA Joint Powers Financing Authority (Concord Avenue Packaging)[1]	5.000	03/01/2016	11/30/2012	A	25,093
25,000	Concord, CA Joint Powers Financing Authority (Concord Avenue Packaging)[1]	5.000	03/01/2017	11/30/2012	A	25,090
95,000	Concord, CA Joint Powers Financing Authority (Concord Avenue Packaging)[1]	5.125	03/01/2023	11/30/2012	A	95,148
65,000	Contra Costa County, CA Public Financing Authority[1]	5.000	06/01/2028	11/30/2012	A	65,100
45,000	Contra Costa County, CA Public Financing Authority[1]	5.250	06/01/2014	11/30/2012	A	45,171
110,000	Contra Costa County, CA Public Financing Authority	5.250	06/01/2015	11/30/2012	A	110,396
25,000	Contra Costa County, CA Public Financing Authority	5.250	06/01/2016	11/30/2012	A	25,086
585,000	Contra Costa County, CA Public Financing Authority (Pleasant Hill Bart)[1]	5.125	08/01/2019	09/05/2017	B	578,553
20,000	Contra Costa, CA Community College District COP (Diablo Valley College)	6.000	06/01/2021	11/30/2012	A	20,092
30,000	Corona, CA COP[1]	5.500	08/01/2016	11/30/2012	A	30,109
20,000	Corona, CA COP (Clearwater Cogeneration)[1]	5.000	09/01/2021	09/01/2013	A	20,773
205,000	Corona, CA COP (Clearwater Cogeneration)[1]	5.000	09/01/2021	09/01/2013	A	211,144
15,000	Corona, CA Public Financing Authority[1]	5.000	09/01/2020	03/01/2013	A	15,224
20,000	Corona, CA Redevel. Agency Tax Allocation	5.500	09/01/2016	11/30/2012	A	20,050
80,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.625	09/01/2021	11/30/2012	A	80,141
15,000	Corona-Norco, CA Unified School District	5.625	09/01/2033	09/01/2013	A	15,119

26	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 25,000	Corona-Norco, CA Unified School District	5.750%	09/01/2014	11/30/2012	A	$25,085
100,000	Corona-Norco, CA Unified School District Community Facilities District No. 06-1	6.000	09/01/2027	03/01/2013	A	103,310
60,000	Coronado, CA Community Devel. Agency Tax Allocation	5.100	09/01/2013	11/30/2012	A	60,235
75,000	Covina, CA Public Financing Authority[1]	5.250	12/01/2018	11/30/2012	A	75,209
20,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.000	10/01/2016	10/01/2016		21,624
115,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.250	10/01/2017	10/01/2017		126,441
120,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.625	10/01/2018	10/01/2018		134,766
155,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.875	10/01/2019	10/01/2019		176,863
35,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.875	10/01/2020	10/01/2020		42,204
185,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.000	10/01/2021	10/01/2021		224,414
110,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.125	10/01/2020	10/01/2020		127,443
130,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.250	10/01/2021	10/01/2021		152,568
315,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.750	10/01/2027	10/01/2021	A	366,821
125,000	Culver City, CA COP[1]	5.750	01/01/2016	11/30/2012	A	125,406
25,000	Culver City, CA Redevel. Agency[1]	5.500	11/01/2020	11/30/2012	A	25,525
200,000	Culver City, CA Redevel. Finance Authority[1]	5.200	11/01/2013	11/30/2012	A	200,790

27	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 10,000	Culver City, CA Redevel. Finance Authority	5.500%	11/01/2014	11/14/2013	B	$10,221
25,000	Culver City, CA Redevel. Finance Authority[1]	5.500	11/01/2019	11/30/2012	A	25,525
10,000	Culver City, CA Redevel. Finance Authority[1]	5.600	11/01/2025	11/30/2012	A	10,036
20,000	Cypress, CA Improvement Bond Act 1915 (Business and Professional Center)	5.700	09/02/2022	11/30/2012	A	20,017
750,000	Del Norte County, CA COP[1]	5.400	06/01/2019	11/30/2012	A	752,618
5,000,000	Delano, CA COP (Central California Foundation for Health)[1]	5.600	01/01/2026	11/30/2012	A	5,066,000
510,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation (Merged Redevel.)[1]	6.000	09/01/2023	09/01/2019	A	584,134
360,000	Dinuba, CA Redevel. Agency Tax Allocation[1]	5.750	09/01/2028	07/25/2019	A	400,100
40,000	Dixon, CA Public Financing Authority[1]	5.150	09/02/2020	03/02/2013	A	40,253
35,000	Dixon, CA Public Financing Authority	5.700	09/02/2020	03/02/2013	A	35,140
480,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)[1]	5.125	08/01/2020	02/01/2013	A	480,912
1,000,000	Duarte, CA COP (Hope National Medical Center)[1]	5.250	04/01/2019	11/30/2012	A	1,002,470
40,000	Eastern CA Municipal Water District Community Facilities Special Tax	6.375	09/01/2027	09/01/2013	A	40,502
90,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)	5.500	09/01/2028	03/01/2014	A	90,130

28	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 65,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)	5.625%	09/01/2034	04/30/2032	B	$64,752
45,000	Eastern CA Municipal Water District Community Facilities Special Tax (Promontory Park)	5.500	09/01/2024	09/01/2013	A	45,812
10,000	Eastern CA Municipal Water District Improvement Bond Act 1915	5.750	09/02/2020	03/02/2013	A	10,049
200,000	El Cerrito, CA Redevel. Agency Tax Allocation[1]	5.000	07/01/2019	11/30/2012	A	200,112
630,000	El Dorado County, CA Special Tax Community Facilities District No. 9288[1]	5.000	09/01/2026	09/01/2022	A	705,682
800,000	El Dorado County, CA Special Tax Community Facilities District No. 9288[1]	5.000	09/01/2027	09/01/2022	A	889,360
50,000	El Monte, CA City School District[1]	5.375	05/01/2014	05/01/2013	A	51,303
75,000	El Monte, CA City School District[1]	6.250	05/01/2025	05/01/2013	A	77,262
50,000	El Monte, CA COP (Dept. of Public Social Services Facility)[1]	5.000	06/01/2019	06/01/2013	A	50,565
1,170,000	Emery, CA Unified School District[1]	6.250	08/01/2026	08/01/2021	A	1,513,173
195,000	Emeryville, CA Public Financing Authority[1]	6.200	09/01/2025	11/30/2012	A	195,456
75,000	Emeryville, CA Public Financing Authority (Emeryville Redevel.)[1]	5.250	09/01/2019	11/30/2012	A	75,873
105,000	Emeryville, CA Public Financing Authority (Shellmound Park Redevel. & Hsg.)[1]	5.000	09/01/2019	11/30/2012	A	105,154
200,000	Emeryville, CA Public Financing Authority (Shellmound Park Redevel. & Hsg.)[1]	5.000	09/01/2028	11/30/2012	A	200,082
15,000	Encinitas, CA Improvement Bond Act 1915	6.900	09/02/2017	03/02/2013	A	15,021

29	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$1,000,000	Escondido, CA Joint Powers Financing Authority (Reidy Creek)[1]	5.125%	09/01/2030	11/30/2012	A	$1,001,130
15,000	Fairfield, CA Improvement Bond Act 1915 (Green Valley Road/Mangels Blvd.)	7.375	09/02/2018	11/22/2012	A	15,620
15,000	Florin, CA Resource Conservation District COP	6.000	02/01/2029	04/04/2027	B	7,582
260,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 1	5.500	10/01/2015	11/30/2012	A	260,967
270,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 2[1]	5.250	10/01/2013	11/30/2012	A	271,126
50,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 2[1]	5.375	10/01/2016	11/30/2012	A	50,215
250,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 2[1]	5.375	10/01/2017	11/30/2012	A	251,075
25,000	Folsom, CA Public Financing Authority	5.400	09/02/2020	03/02/2013	A	25,095
25,000	Folsom, CA Public Financing Authority	5.625	09/02/2020	03/02/2013	A	25,096
250,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.000	10/01/2022	10/01/2015	A	264,130
90,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.000	09/01/2023	11/30/2012	A	90,167
75,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.250	09/01/2020	11/30/2012	A	75,230

30	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 700,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.500%	09/01/2032	11/30/2012	A	$714,805
555,000	Fontana, CA Redevel. Agency (Downtown Redevel.)	5.000	09/01/2014	11/30/2012	A	556,166
200,000	Fontana, CA Redevel. Agency (Downtown Redevel.)	5.000	09/01/2016	11/30/2012	A	200,368
160,000	Fontana, CA Redevel. Agency (Jurupa Hills)[1]	5.500	10/01/2027	04/01/2013	A	160,918
40,000	Fontana, CA Redevel. Agency (Sierra Corridor Commercial Redevel.)[1]	5.450	09/01/2029	09/01/2014	A	40,842
650,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)[1]	5.000	09/01/2022	11/30/2012	A	650,709
265,000	Fontana, CA Special Tax (Citrus)	5.000	09/01/2020	09/01/2016	A	273,557
2,300,000	Fontana, CA Special Tax Community Facilities District No. 2-A1	5.250	09/01/2017	03/01/2013	A	2,321,758
10,000	Fontana, CA Special Tax Community Facilities District No. 4	7.125	10/01/2015	04/01/2013	A	10,190
245,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.000	01/15/2014	11/30/2012	A	245,404
540,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.125	01/15/2015	11/30/2012	A	540,902
1,785,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.125	01/15/2019	11/30/2012	A	1,787,749
270,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.375	01/15/2015	11/30/2012	A	270,505
1,585,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.875	01/15/2026	01/15/2014	A	1,643,502
920,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road)[1]	5.000	01/15/2016	11/30/2012	A	921,362

31	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 1,150,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road)[1]	5.375%	01/15/2014	11/30/2012	A	$1,152,151
1,175,000	Fresno, CA Airport	5.800	07/01/2030	11/30/2012	A	1,179,324
10,000	Fresno, CA Joint Powers Financing Authority	5.000	06/01/2019	11/30/2012	A	10,038
30,000	Fresno, CA Joint Powers Financing Authority[1]	5.000	06/01/2020	11/30/2012	A	30,114
870,000	Fresno, CA Joint Powers Financing Authority[1]	5.000	04/01/2022	04/01/2018	A	942,923
55,000	Fresno, CA Joint Powers Financing Authority[1]	5.250	08/01/2018	11/30/2012	A	55,106
2,160,000	Fresno, CA Joint Powers Financing Authority[1]	5.250	10/01/2024	10/01/2014	A	2,214,691
70,000	Fresno, CA Joint Powers Financing Authority[1]	5.500	06/01/2015	11/30/2012	A	70,302
140,000	Fresno, CA Joint Powers Financing Authority[1]	5.750	06/01/2026	11/30/2012	A	143,702
305,000	Fresno, CA Joint Powers Financing Authority (Exhibit Hall Expansion)[1]	5.000	09/01/2013	11/30/2012	A	306,186
225,000	Fresno, CA Unified School District Education Center[1]	6.550	08/01/2020	02/01/2013	A	235,330
25,000	Fullerton, CA Community Facilities District No. 1 Special Tax (Amerige Heights)	6.200	09/01/2032	11/30/2012	A	25,054
135,000	Fullerton, CA Redevel. Agency COP[1]	5.000	04/01/2026	04/01/2017	A	140,578
80,000	Fullerton, CA School District Special Tax	6.300	09/01/2023	03/01/2013	A	81,446
10,000	Galt, CA Improvement Bond Act 1915	5.900	09/02/2022	03/02/2013	A	10,331

32	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 25,000	Garden Grove, CA Agency for Community Devel. Tax Allocation[1]	5.000%	10/01/2025	10/01/2013	A	$25,227
100,000	Garden Grove, CA Agency for Community Devel. Tax Allocation[1]	5.375	10/01/2020	10/01/2013	A	101,921
115,000	Garden Grove, CA COP[1]	5.375	03/01/2017	11/30/2012	A	116,455
100,000	Gilroy, CA Unified School District	5.000	08/01/2027	08/01/2013	A	102,814
20,000	Granada, CA Sanitation District Improvement Bond Act 1915	6.125	09/02/2022	03/02/2013	A	20,090
425,000	Grand Terrace, CA Community Redevel. Agency[1]	5.100	09/01/2022	09/01/2019	A	466,217
15,000	Greenfield, CA Redevel. Agency	6.000	02/01/2029	02/19/2028	B	14,138
1,475,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation[1]	5.250	12/01/2022	12/01/2014	A	1,538,558
1,000,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation[1]	5.250	12/01/2023	12/01/2014	A	1,040,560
100,000	Hawthorne, CA Community Redevel. Agency[1]	5.000	09/01/2018	11/30/2012	A	100,322
50,000	Hawthorne, CA Community Redevel. Agency[1]	5.000	09/01/2024	11/30/2012	A	50,156
3,220,000	Hawthorne, CA Community Redevel. Agency Special Tax	6.125	10/01/2025	04/01/2013	A	3,347,963
90,000	Hawthorne, CA Parking Authority	8.000	09/01/2015	03/01/2013	A	91,409
155,000	Hawthorne, CA Parking Authority	8.125	09/01/2019	03/01/2013	A	156,770
45,000	Hayward, CA Improvement Bond Act 1915	7.100	09/02/2018	03/02/2013	A	45,488
50,000	Hayward, CA Public Finance Authority (Hayward Water System)	5.100	06/01/2013	11/30/2012	A	50,168

33	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 20,000	Healdsburg, CA Community Redevel. Agency Tax Allocation (Sotoyome Community Devel.)[1]	5.000%	08/01/2017	02/01/2013	A	$20,182
1,015,000	Healdsburg, CA Community Redevel. Agency Tax Allocation (Sotoyome Community Devel.)[1]	5.125	08/01/2031	02/01/2013	A	1,018,959
50,000	Hement, CA Redevel. Agency Tax Allocation[1]	5.000	09/15/2023	11/30/2012	A	50,052
1,980,000	Hesperia, CA Public Financing Authority, Tranche A	6.250	09/01/2035	03/01/2013	A	1,983,505
10,000	Hollister, CA Improvement Bond Act 1915	7.125	09/02/2022	03/02/2013	A	10,358
500,000	Holtville, CA Unified School District[1]	5.250	08/01/2027	02/01/2013	A	512,920
15,000	Huntington Beach, CA Community Facilities District[1]	5.400	10/01/2020	04/01/2013	A	15,154
20,000	Huntington Beach, CA Community Facilities District Special Tax	6.250	09/01/2027	03/01/2013	A	20,028
35,000	Imperial County, CA COP	5.000	02/15/2019	11/30/2012	A	35,116
2,735,000	Imperial, CA Public Financing Authority (Water Facility)[1]	5.000	10/15/2026	10/15/2022	A	3,029,532
250,000	Indio, CA Community Facilities District Special Tax	5.200	09/01/2027	03/01/2013	A	250,295
50,000	Indio, CA Community Facilities District Special Tax (Talavera)	5.000	09/01/2017	03/01/2013	A	50,293
125,000	Indio, CA Hsg. (Olive Court Apartments)[1]	6.375	12/01/2026	12/01/2012	A	125,171
75,000	Industry, CA Urban Devel. Agency[1]	5.000	05/01/2020	11/30/2012	A	76,003
130,000	Industry, CA Urban Devel. Agency (South Montebello)[1]	5.000	05/01/2019	11/30/2012	A	131,576
750,000	Inland Valley, CA Devel. Agency Tax Allocation	5.500	04/01/2014	04/01/201	[4]	803,978
1,000,000	Jurupa, CA Unified School District[1]	5.000	08/01/2023	08/01/2013	A	1,032,610
15,000	Kingsburg, CA Public Financing Authority	8.000	09/15/2021	11/30/2012	A	15,040

34	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 15,000	La Habra, CA Redevel. Agency Community Facilities District	6.000%	09/01/2014	11/30/2012	A	$15,041
10,000	La Habra, CA Redevel. Agency Community Facilities District	6.000	09/01/2019	11/30/2012	A	10,015
55,000	La Mesa, CA Improvement Bond Act 1915	5.750	09/02/2023	03/02/2013	A	55,185
60,000	La Mirada, CA Redevel. Agency[1]	5.125	08/15/2021	11/30/2012	A	60,200
175,000	La Mirada, CA Redevel. Agency[1]	5.125	08/15/2022	11/30/2012	A	175,651
35,000	La Quinta, CA Redevel. Agency Tax Allocation[1]	5.000	09/01/2021	11/30/2012	A	35,430
60,000	La Quinta, CA Redevel. Agency Tax Allocation[1]	5.200	09/01/2028	03/01/2013	A	60,317
50,000	LaFayette, CA Redevel. Agency Tax Allocation[1]	5.750	08/01/2032	08/01/2013	A	51,033
1,640,000	Lake Elsinore, CA Improvement Bond Act 1915	7.000	09/02/2030	11/30/2012	A	1,642,575
15,000	Lake Elsinore, CA Public Financing Authority	6.375	10/01/2033	10/01/2013	A	15,466
500,000	Lake Elsinore, CA Special Tax	5.100	09/01/2022	09/01/2015	A	524,330
1,135,000	Lake Elsinore, CA Unified School District	5.300	09/01/2026	09/01/2015	A	1,159,550
35,000	Lancaster, CA Community Facilities District Special Tax	6.000	10/01/2016	04/01/2013	A	35,380
15,000	Lancaster, CA Redevel. Agency (Desert Sands Mobile Home Park)	6.375	11/01/2027	11/29/2012	A	15,017
115,000	Lathrop, CA Financing Authority (Water Supply)	5.700	06/01/2019	06/01/2013	A	116,469
15,000	Lathrop, CA Financing Authority (Water Supply)	5.750	06/01/2020	06/01/2013	A	15,174
50,000	Lathrop, CA Financing Authority (Water Supply)	5.900	06/01/2023	06/01/2013	A	50,477
10,000	Lathrop, CA Improvement Bond Act 1915	6.000	09/02/2021	03/02/2014	A	10,244

35	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 5,000	Lathrop, CA Improvement Bond Act 1915 (Louise Avenue)	6.875%	09/02/2017	03/02/2013	A	$5,206
10,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	6.000	09/02/2023	03/02/2014	A	10,206
60,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	6.125	09/02/2028	03/02/2014	A	61,121
100,000	Lee Lake, CA Water District Community Facilities District No. 2 Special Tax (Montecito Ranch)	6.125	09/01/2027	03/01/2013	A	101,083
200,000	Lee Lake, CA Water District Community Facilities District No. 2 Special Tax (Montecito Ranch)	6.125	09/01/2032	03/01/2013	A	204,106
1,500,000	Lee Lake, CA Water District Community Facilities District No. 3 Special Tax	5.750	09/01/2023	09/01/2013	A	1,556,925
100,000	Livermore Valley, CA Joint Unified School District[1]	5.000	08/01/2023	11/30/2012	A	100,385
20,000	Livermore, CA Capital Projects Financing Authority	5.650	09/02/2016	03/02/2013	A	20,549
45,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	6.400	09/01/2026	03/01/2013	A	45,152
15,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	6.400	09/01/2030	03/01/2013	A	15,041
2,000,000	Lodi, CA Public Financing Authority[1]	5.250	10/01/2026	04/01/2022	A	2,258,960
200,000	Long Beach, CA Bond Finance Authority (Public Safety Facilities)	5.250	11/01/2015	11/30/2012	A	200,834
2,500,000	Long Beach, CA Bond Finance Authority (Public Safety Facilities)	5.000	11/01/2026	11/30/2012	A	2,506,325

36	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 500,000	Long Beach, CA Bond Finance Authority (Rainbow Harbor)[1]	5.000%	05/01/2024	05/01/2016	A	$546,595
620,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.000	11/15/2017	11/15/2017		706,695
685,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.250	11/15/2018	11/15/2018		789,408
50,000	Long Beach, CA Special Tax (Pike)	6.250	10/01/2026	11/30/2012	A	50,048
30,000	Long Beach, CA Special Tax (Pine Avenue)	6.375	09/01/2023	11/30/2012	A	30,036
5,000	Los Angeles County, CA Community Facilities District No. 4 Special Tax	7.750	09/01/2017	03/01/2013	A	5,082
1,250,000	Los Angeles County, CA Public Works Financing Authority (Multiple Capital)[1]	5.000	08/01/2028	08/01/2022	A	1,449,038
100,000	Los Angeles, CA Community Facilities District Special Tax (Cascade Business Park)	6.400	09/01/2022	03/01/2013	A	100,792
50,000	Los Angeles, CA Community Redevel. Agency (Freeway Recovery)	6.000	09/01/2031	11/30/2012	A	50,074
40,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.100	12/01/2015	11/30/2012	A	40,122
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2017	11/30/2012	A	50,149
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2018	11/30/2012	A	50,138
120,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2019	11/30/2012	A	120,298
125,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.250	12/01/2020	11/30/2012	A	125,288

37	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 80,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.250%	12/01/2021	11/30/2012	A	$80,166
430,000	Los Angeles, CA Community Redevel. Agency (Hollywood)[1]	5.000	07/01/2022	11/30/2012	A	430,249
25,000	Los Angeles, CA Community Redevel. Agency (Hoover Redevel.)	5.500	09/01/2014	11/30/2012	A	25,063
65,000	Los Angeles, CA Community Redevel. Agency (North Hollywood)[1]	5.125	07/01/2023	11/30/2012	A	65,037
120,000	Los Angeles, CA COP (Dept. of Public Social Services)[1]	5.500	08/01/2019	11/30/2012	A	120,446
70,000	Los Angeles, CA COP (Dept. of Public Social Services)	5.500	08/01/2031	11/30/2012	A	70,231
10,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[4]	5.375	05/15/2025	05/15/2025		11,249,191
15,000	Los Angeles, CA Dept. of Water & Power	4.750	08/15/2017	11/30/2012	A	15,056
10,000	Los Angeles, CA Dept. of Water & Power	4.750	10/15/2020	11/30/2012	A	10,037
2,000,000	Los Angeles, CA Dept. of Water & Power[1]	5.000	07/01/2019	07/01/2013	A	2,062,420
75,000	Los Angeles, CA Mtg. (Section 8)[1]	5.350	07/01/2022	11/30/2012	A	75,149
15,000	Los Angeles, CA Mtg. (Section 8)[1]	6.500	07/01/2022	11/30/2012	A	15,043
45,000	Los Angeles, CA Multifamily Hsg. (Arminta North & South)	7.700	06/20/2028	11/30/2012	A	45,050
40,000	Los Angeles, CA Multifamily Hsg. (Earthquake Rehabilitation)[1]	5.900	01/01/2030	11/30/2012	A	40,068
25,000	Los Angeles, CA Municipal Improvement Corp. (Centlibrary)[1]	5.500	06/01/2017	11/30/2012	A	25,093

38	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 125,000	Los Angeles, CA Municipal Improvement Corp. (Central Library Project)[1]	5.500%	06/01/2018	11/30/2012	A	$125,465
120,000	Los Angeles, CA Parking System[1]	5.125	05/01/2016	05/01/2013	A	122,413
500,000	Los Angeles, CA Parking System[1]	5.250	05/01/2018	05/01/2013	A	510,060
200,000	Los Angeles, CA Parking System[1]	5.250	05/01/2022	05/01/2013	A	204,024
160,000	Los Angeles, CA Parking System[1]	5.250	05/01/2029	05/01/2013	A	163,261
140,000	Los Angeles, CA Regional Airports Improvement Corp. (Laxfuel Corp.)[1]	5.250	01/01/2023	11/13/2012	A	140,227
340,000	Los Angeles, CA Regional Airports Improvement Corp. (Laxfuel Corp.)[1]	5.375	01/01/2021	11/13/2012	A	340,564
15,000	Los Angeles, CA Regional Airports Improvement Corp. (Los Angeles West Terminal Fuel Corp.)[1]	10.250	01/01/2013	01/01/2013		15,080
25,000	Los Angeles, CA State Building Authority	5.300	10/01/2014	11/30/2012	A	25,097
20,000	Los Angeles, CA State Building Authority[1]	5.400	10/01/2015	11/30/2012	A	20,076
70,000	Los Angeles, CA State Building Authority	5.500	10/01/2016	11/30/2012	A	70,218
200,000	Los Angeles, CA State Building Authority	5.500	10/01/2017	11/30/2012	A	200,622
70,000	Los Angeles, CA State Building Authority	5.500	10/01/2018	11/30/2012	A	70,218
180,000	Los Angeles, CA State Building Authority	5.500	10/01/2019	11/30/2012	A	180,560
90,000	Los Banos, CA COP[1]	5.000	12/01/2022	11/30/2012	A	90,136
95,000	Los Banos, CA Sewer System COP[1]	5.000	12/01/2019	11/30/2012	A	95,238
20,000	Los Banos, CA Unified School District COP	5.625	08/01/2016	11/30/2012	A	20,050
45,000	Lynwood, CA Public Finance Authority Tax Allocation[1]	5.900	09/01/2028	03/01/2013	A	45,343

39	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 610,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.000%	03/15/2023	11/30/2012	A	$610,769
375,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.750	03/15/2028	11/30/2012	A	375,664
50,000	Mammoth Lakes, CA Community Facilities District (North Village Area)	5.750	10/01/2033	04/01/2013	A	50,011
25,000	Manzanita, CA Elementary School District[1]	5.600	08/01/2025	11/30/2012	A	25,037
10,000	Martinez, CA Mtg. (Ridgecrest Apartments)[1]	5.625	07/01/2025	11/30/2012	A	10,020
575,000	Marysville, CA (Fremont-Rideout Health Group/Rideout Memorial Hospital/United Com-Serve Obligated Group)[1]	5.250	01/01/2027	01/01/2021	A	644,828
50,000	Maywood, CA Public Financing Authority	6.500	09/01/2018	08/19/2013	A	50,515
1,045,000	Mendocino Coast, CA Healthcare District[1]	5.875	02/01/2020	11/30/2012	A	1,047,539
25,000	Menifee, CA Union School District Special Tax	6.050	09/01/2026	03/01/2013	A	25,110
15,000	Menlo Park, CA GO1	5.000	08/01/2015	11/30/2012	A	15,059
15,000	Merced County, CA COP (Juvenile Justice Corridor Facility)[1]	5.000	06/01/2024	11/30/2012	A	15,048
50,000	Merced County, CA COP (Juvenile Justice Corridor Facility)[1]	5.000	06/01/2025	11/30/2012	A	50,161
275,000	Mill Valley, CA COP (The Redwoods)	5.750	12/01/2020	11/30/2012	A	276,081
5,000	Milpitas, CA Improvement Bond Act 1915	5.700	09/02/2018	03/02/2013	A	5,178
290,000	Milpitas, CA Redevel. Agency[1]	5.125	09/01/2019	09/01/2013	A	300,547
1,000,000	Milpitas, CA Redevel. Agency[1]	5.250	09/01/2021	09/01/2013	A	1,035,180
500,000	Modesto, CA COP (Golf Course)[1]	5.000	11/01/2023	11/01/2023		517,550
5,000	Monrovia, CA Redevel. Agency Public Parking Facilities	5.200	04/01/2013	11/30/2012	A	5,016

40	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 3,520,000	Monrovia, CA Redevel. Agency Tax Allocation (Central Redevel. Project Area No.1)[1]	5.000%	05/01/2021	11/30/2012	A	$3,617,539
10,000	Montclair, CA Redevel. Agency Mobile Home Park (Augusta Homes Villa Del Arroyo)	6.100	11/15/2037	11/15/2012	A	10,222
25,000	Montclair, CA Redevel. Agency Mobile Home Park (Hacienda Mobile Home Park)	6.000	11/15/2029	11/15/2012	A	25,553
2,000,000	Montclair, CA Redevel. Agency Tax Allocation[1]	5.300	10/01/2030	11/30/2012	A	2,003,160
415,000	Montebello, CA Community Redevel. Agency (Montebello Hills Redevel.)[1]	5.500	03/01/2014	03/01/2013	A	419,602
70,000	Montebello, CA Community Redevel. Agency (South Montebello)[1]	5.300	09/01/2022	11/30/2012	A	70,093
10,000	Montebello, CA Community Redevel. Agency (South Montebello)	5.500	09/01/2022	11/30/2012	A	10,003
185,000	Montebello, CA Community Redevel. Agency Tax Allocation[1]	5.000	03/01/2019	03/01/2013	A	186,206
730,000	Montebello, CA Community Redevel. Agency Tax Alloccation[1]	5.250	09/01/2024	03/01/2013	A	734,803
65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.600	03/01/2013	11/30/2012	A	65,452
65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.700	03/01/2015	11/30/2012	A	65,749
20,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.700	03/01/2016	11/30/2012	A	20,278
40,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.750	03/01/2017	11/30/2012	A	40,648

41	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 355,000	Moreno Valley, CA Unified School District Community Facilities District No. 2005-5	5.500%	09/01/2031	03/01/2013	A	$366,903
430,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2003-2	5.950	09/01/2034	03/01/2013	A	432,485
400,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-6	5.000	09/01/2022	09/01/2013	A	412,324
300,000	Morgan Hill, CA COP (Water System)[1]	5.125	06/01/2021	12/01/2012	A	301,023
100,000	National City, CA Community Devel. Commission Tax Allocation (National City Redevel.)[1]	5.250	08/01/2019	08/01/2019		113,410
230,000	Needles, CA Public Utility Authority	6.650	02/01/2032	11/30/2012	A	230,101
185,000	Norco, CA Redevel Agency[1]	5.125	03/01/2030	03/01/2013	A	185,655
90,000	Norco, CA Redevel Agency[1]	5.500	03/01/2030	03/01/2013	A	90,250
2,505,000	Northern CA Tobacco Securitization Authority (TASC)[1]	4.750	06/01/2023	07/31/2016	B	2,395,356
1,490,000	Northern, CA Inyo County Local Hospital District[1]	5.000	12/01/2015	06/24/2014	B	1,597,459
835,000	Northern, CA Inyo County Local Hospital District[1]	6.375	12/01/2025	12/01/2020	A	935,868
70,000	Norwalk, CA Community Facilities Financing[1]	5.250	02/01/2017	02/01/2013	A	70,860
165,000	Norwalk, CA Community Facilities Financing[1]	5.375	02/01/2029	02/01/2013	A	166,746
225,000	Novato, CA GO1	5.250	08/01/2017	02/01/2013	A	227,693
70,000	Novato, CA GO1	5.300	08/01/2016	11/30/2012	A	70,298
600,000	Oakdale, CA Public Financing Authority[1]	5.125	03/01/2022	03/01/2013	A	612,696

42	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 30,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	5.900%	06/01/2014	12/01/2012	A	$30,074
10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.000	06/01/2019	12/01/2012	A	10,013
50,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.100	06/01/2027	12/01/2012	A	50,027
135,000	Oakland, CA Building Authority (Elihu M Harris)	5.000	04/01/2015	11/30/2012	A	135,313
145,000	Oakland, CA Building Authority (Elihu M Harris)[1]	5.000	04/01/2016	11/30/2012	A	145,325
100,000	Oakland, CA Building Authority (Elihu M Harris)[1]	5.000	04/01/2017	11/30/2012	A	100,207
275,000	Oakland, CA Building Authority (Elihu M Harris)[1]	5.000	04/01/2023	11/30/2012	A	275,308
250,000	Oakland, CA Redevel. Agency[1]	5.500	09/01/2017	03/01/2013	A	252,890
200,000	Oakland, CA Redevel. Agency[1]	5.500	09/01/2019	03/01/2013	A	202,054
750,000	Oakland, CA Unified School District	5.000	08/01/2022	08/01/2022		835,200
2,000,000	Oakland, CA Unified School District[1]	5.000	08/01/2025	08/01/2015	A	2,064,520
505,000	Oakland, CA Unified School District[1]	5.000	08/01/2026	11/30/2012	A	506,692
200,000	Oakland, CA Unified School District[1]	5.250	08/01/2016	11/30/2012	A	200,692
75,000	Oakland, CA Unified School District[1]	5.250	08/01/2017	11/30/2012	A	75,248
160,000	Oakland, CA Unified School District[1]	5.250	08/01/2019	11/30/2012	A	160,598
340,000	Oakland, CA Unified School District[1]	5.250	08/01/2020	11/30/2012	A	341,272
300,000	Oakland, CA Unified School District[1]	5.250	08/01/2022	11/30/2012	A	301,218
3,100,000	Oakland, CA Unified School District[1]	5.250	08/01/2024	11/30/2012	A	3,111,098
1,000,000	Oakland, CA Unified School District	6.125	08/01/2029	08/01/2019	A	1,144,570

43	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 25,000	Ontario, CA Improvement Bond Act 1915	6.800%	09/02/2013	03/02/2013	A	$25,360
1,835,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500	09/02/2020	03/02/2013	A	1,877,609
120,000	Ontario, CA Montclair School District[1]	5.000	08/01/2027	11/30/2012	A	120,389
50,000	Orange County, CA Community Facilities District[1]	5.250	08/15/2019	11/30/2012	A	50,110
50,000	Orange County, CA Devel. Agency (Neighborhood Devel,)[1]	5.000	09/01/2020	11/30/2012	A	50,071
50,000	Orange County, CA Devel. Agency (Neighborhood Devel.)[1]	5.000	09/01/2018	11/30/2012	A	50,086
265,000	Orange County, CA Devel. Agency (Neighborhood Devel.)[1]	5.000	09/01/2022	11/30/2012	A	265,289
15,000	Orange County, CA Improvement Bond Act 1915	5.500	09/02/2016	03/02/2013	A	15,162
20,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)	5.850	09/02/2013	03/02/2013	A	20,311
115,000	Oroville, CA Public Financing Authority[1]	5.125	09/15/2025	11/30/2012	A	115,101
975,000	Oxnard, CA Financing Authority[1]	5.000	06/01/2020	06/01/2013	A	997,698
50,000	Oxnard, CA Financing Authority[1]	5.300	06/01/2029	06/01/2021	A	56,824
845,000	Oxnard, CA Harbor District[1]	5.000	08/01/2020	08/01/2020		907,775
25,000	Pajaro Valley, CA Water Management Agency COP[1]	5.500	03/01/2016	11/30/2012	A	25,001
70,000	Pajaro Valley, CA Water Management Agency COP[1]	5.500	03/01/2018	11/30/2012	A	70,051
180,000	Pajaro Valley, CA Water Management Agency COP[1]	5.750	03/01/2024	11/30/2012	A	180,122
1,230,000	Palm Desert, CA Financing Authority[1]	5.000	08/01/2021	08/01/2013	A	1,256,999

44	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 25,000	Palm Desert, CA Financing Authority[1]	5.000%	04/01/2025	04/01/2014	A	$25,196
500,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.000	07/01/2018	04/26/2015	A	515,680
145,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs Regional Airport)[1]	5.250	01/01/2022	11/30/2012	A	145,302
100,000	Palm Springs, CA Community Redevel. Agency Tax Allocation[1]	5.500	08/01/2021	11/30/2012	A	100,199
6,120,000	Palm Springs, CA Financing Authority (Downtown Revitalization)[1]	5.250	06/01/2027	06/01/2022	A	6,973,128
100,000	Palmdale, CA Civic Authority[1]	5.000	07/01/2025	07/01/2013	A	101,227
225,000	Palmdale, CA Civic Authority (Civic Center)	5.600	07/01/2015	11/30/2012	A	225,567
125,000	Palmdale, CA Community Facilities District Special Tax	5.400	09/01/2035	09/01/2016	A	126,638
175,000	Palmdale, CA COP (Courthouse & City Hall)[1]	5.000	09/01/2019	11/30/2012	A	175,343
540,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1[1]	5.700	08/01/2018	11/30/2012	A	541,879
80,000	Palmdale, CA Water District COP[1]	5.000	10/01/2018	11/30/2012	A	80,165
150,000	Palmdale, CA Water District COP[1]	5.000	10/01/2023	11/30/2012	A	150,168
175,000	Palo Alto, CA Utility[1]	5.250	06/01/2021	12/01/2012	A	175,711
100,000	Palomar Pomerado, CA Health System	5.375	11/01/2013	11/30/2012	A	100,193
30,000	Parlier, CA Redevel. Agency Tax Allocation[1]	5.000	08/01/2018	11/30/2012	A	30,046
100,000	Parlier, CA Redevel. Agency Tax Allocation[1]	5.125	08/01/2023	11/30/2012	A	100,068

45	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 90,000	Patterson, CA Joint Unified School District[1]	5.000%	08/01/2015	11/30/2012	A	$90,297
275,000	Perris, CA Community Facilities District Special Tax	6.375	09/01/2032	11/30/2012	A	280,833
60,000	Perris, CA Public Financing Authority	5.750	09/01/2024	09/01/2014	A	62,646
390,000	Perris, CA Public Financing Authority[1]	7.000	10/01/2033	10/01/2018	A	453,648
140,000	Perris, CA Public Financing Authority	7.875	09/01/2025	11/30/2012	A	140,392
20,000	Perris, CA Public Financing Authority, Series A	6.125	09/01/2034	09/01/2014	A	20,825
1,035,000	Perris, CA Union High School District Financing Authority	5.375	09/01/2026	03/01/2013	A	1,068,534
1,415,000	Perris, CA Union High School District Financing Authority	5.500	09/01/2028	03/01/2013	A	1,460,988
10,000	Petaluma, CA Improvement Bond Act 1915	6.000	09/02/2020	03/02/2013	A	10,052
1,500,000	Pico Rivera, CA Public Financing Authority[1]	5.500	09/01/2031	09/01/2019	A	1,700,835
35,000	Pinole, CA Redevel. Agency Tax Allocation (Pinole Vista Redevel.)	5.200	08/01/2013	11/30/2012	A	35,141
500,000	Pittsburg, CA Redevel. Agency (Los Medanos Community Devel.)[1]	5.850	08/01/2018	02/01/2013	A	503,620
240,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)[1]	5.000	08/01/2017	08/01/2013	A	244,126
50,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)[1]	5.000	08/01/2018	08/01/2013	A	50,780
25,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)[1]	5.000	08/01/2019	08/01/2013	A	25,360
4,550,000	Placentia, CA Redevel. Agency Tax Allocation	7.750	02/01/2014	02/01/2013	A	4,603,736
100,000	Placer County, CA Water Agency COP[1]	5.000	07/01/2021	07/01/2013	A	100,771

46	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 10,000	Pleasant Hill, CA Special Tax Downtown Community Facilities District No. 1	5.875%	09/01/2025	03/01/2013	A	$10,032
65,000	Pomona, CA Public Financing Authority	5.125	02/01/2016	11/30/2012	A	65,127
400,000	Pomona, CA Public Financing Authority (Merfed Redevel.)[1]	5.250	02/01/2020	02/01/2013	A	403,560
110,000	Port Redwood City, CA GO1	5.400	06/01/2019	12/01/2012	A	110,121
2,420,000	Porterville, CA COP[1]	5.000	07/01/2030	07/01/2015	A	2,513,727
30,000	Poway, CA Public Financing Authority (Water Services)	5.500	11/01/2015	11/23/2012	A	30,076
10,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)[1]	5.250	06/15/2024	06/15/2013	A	10,085
100,000	Poway, CA Unified School District	7.125	09/15/2026	03/15/2013	A	103,939
100,000	Poway, CA Unified School District	7.125	09/15/2027	03/15/2013	A	103,920
200,000	Poway, CA Unified School District	7.250	09/15/2028	03/15/2013	A	207,892
100,000	Poway, CA Unified School District	7.375	09/15/2029	03/15/2013	A	103,976
270,000	Poway, CA Unified School District	7.500	09/15/2032	03/15/2013	A	280,681
30,000	Poway, CA Unified School District Special Tax Community Facilities District No. 10	5.750	09/01/2032	03/01/2013	A	30,104
10,000	Rancho Cucamonga, CA Public Finance Authority	6.000	09/02/2020	11/30/2012	A	10,012
50,000	Rancho Cucamonga, CA Redevel. Agency (Rancho Redevel.)[1]	5.250	09/01/2020	11/30/2012	A	50,140
4,570,000	Rancho Cucamonga, CA Redevel. Agency (Rancho Redevel.)[1]	5.375	09/01/2025	11/30/2012	A	4,574,159
20,000	Rancho Mirage, CA Improvement Bond Act 1915	5.500	09/02/2024	03/02/2013	A	20,009
30,000	Rancho Mirage, CA Improvement Bond Act 1915	5.750	09/02/2022	03/02/2013	A	30,093

47	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 25,000	Rancho Mirage, CA Redevel. Agency Tax Allocation	4.750%	04/01/2014	11/30/2012	A	$25,076
55,000	Redding, CA Improvement Bond Act 1915 (Tierra Oaks Assessment District 1993-1)	7.000	09/02/2013	09/02/2013		56,740
10,000	Redlands, CA Community Facilities District	5.850	09/01/2033	09/01/2014	A	10,117
20,000	Rialto, CA Redevel. Agency (Merged Project Area)[1]	5.000	09/01/2019	03/01/2013	A	20,127
100,000	Rialto, CA Redevel. Agency (Merged Project Area)[1]	5.250	09/01/2027	03/01/2013	A	100,357
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.000	09/01/2016	03/01/2013	A	51,772
25,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.050	09/01/2017	03/01/2013	A	25,871
65,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.125	09/01/2018	03/01/2013	A	67,209
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.200	09/01/2019	03/01/2013	A	103,323
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2020	09/01/2016	A	103,211
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2021	09/01/2016	A	51,233
110,000	Richmond, CA Joint Powers Financing Authority	5.000	09/01/2015	11/30/2012	A	110,241
40,000	Richmond, CA Joint Powers Financing Authority[1]	5.500	09/01/2018	11/30/2012	A	40,085
600,000	Richmond, CA Joint Powers Financing Authority Tax Allocation[1]	5.250	09/01/2025	09/01/2013	A	606,174
195,000	Richmond, CA Redevel. Agency (Harbour Redevel.)	5.500	07/01/2018	11/30/2012	A	195,739

48	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 80,000	River Islands, CA Public Financing Authority	6.000%	09/01/2027	06/22/2024	B	$63,038
100,000	River Islands, CA Public Financing Authority	6.150	09/01/2035	06/24/2032	B	75,551
450,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2022	A	473,909
15,000	Riverside County, CA Community Facilities District Special Tax	6.000	09/01/2030	09/01/2014	A	15,047
150,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.100	09/01/2013	09/01/2013		154,022
215,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.150	09/01/2014	03/01/2013	A	223,488
385,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.200	09/01/2015	03/01/2013	A	399,742
225,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.250	09/01/2016	03/01/2013	A	233,474
430,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.400	09/01/2013	09/01/2013		441,193
450,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.450	09/01/2014	09/01/2014		472,847
475,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.500	09/01/2015	09/01/2015		507,272
285,000	Riverside County, CA Public Financing Authority	5.250	10/01/2017	11/30/2012	A	285,707
380,000	Riverside County, CA Public Financing Authority COP	5.750	05/15/2019	08/07/2016	B	225,834
305,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	5.750	10/01/2020	10/01/2020		342,442
40,000	Riverside, CA Improvement Bond Act 1915	8.250	09/02/2016	03/02/2013	A	40,732

49	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 315,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000%	09/02/2023	03/02/2013	A	$325,269
335,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2024	03/02/2013	A	345,854
200,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Business)	6.250	09/02/2029	09/02/2013	A	206,178
1,640,000	Riverside, CA Public Financing Authority[1]	5.000	11/01/2027	11/01/2022	A	1,809,346
1,155,000	Riverside, CA Public Financing Authority[1]	5.000	11/01/2028	11/01/2022	A	1,263,882
100,000	Riverside, CA Public Financing Authority (University Corridor/Sycamore)[1]	5.000	08/01/2019	08/01/2017	A	107,458
50,000	Riverside, CA Special Tax Community Facilities District No. 90-1, Series A1	5.500	09/01/2015	03/01/2013	A	50,548
150,000	Riverside, CA Unified School District[1]	5.000	12/01/2026	12/01/2012	A	150,525
25,000	Romoland, CA School District Special Tax	6.000	09/01/2033	03/01/2013	A	25,111
50,000	Romoland, CA School District Special Tax	6.375	09/01/2033	03/01/2013	A	50,284
50,000	Romoland, CA School District Special Tax	6.375	09/01/2033	03/01/2013	A	50,284
310,000	Rowland, CA Unified School District[1]	5.250	08/01/2027	08/01/2013	A	320,311
795,000	Sacramento County, CA (Juvenile Courthouse) COP[1]	5.000	12/01/2021	12/01/2013	A	812,116
535,000	Sacramento County, CA (Juvenile Courthouse) COP[1]	5.000	12/01/2022	12/01/2013	A	545,513
430,000	Sacramento County, CA (Juvenile Courthouse) COP[1]	5.000	12/01/2023	12/01/2013	A	437,108
480,000	Sacramento County, CA COP[1]	5.375	02/01/2019	11/30/2012	A	480,802

50	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 2,975,000	Sacramento County, CA COP[1]	5.750%	02/01/2030	02/01/2020	A	$3,338,426
970,000	Sacramento County, CA Hsg. Authority (Cottage Estates Apartments)[1]	6.000	02/01/2033	12/01/2012	A	970,825
1,500,000	Sacramento County, CA Hsg. Authority (Verandas Apartments Senior Community)[1]	5.700	03/01/2034	11/30/2012	A	1,502,250
400,000	Sacramento County, CA Hsg. Authority (Vintage Willow Creek Senior Apartments)	5.250	06/01/2027	12/01/2012	A	402,276
25,000	Sacramento County, CA Public Financing Authority (Sacramento City Redevel.)[1]	5.200	12/01/2019	12/01/2013	A	25,343
225,000	Sacramento, CA City Financing Authority[1]	5.000	12/01/2024	12/01/2015	A	233,125
320,000	Sacramento, CA City Financing Authority[1]	5.250	05/01/2015	11/30/2012	A	320,256
25,000	Sacramento, CA City Financing Authority (California EPA Building)	4.750	05/01/2017	11/30/2012	A	25,043
80,000	Sacramento, CA City Financing Authority (California EPA Building)[1]	5.000	05/01/2013	11/30/2012	A	80,058
25,000	Sacramento, CA City Financing Authority (California EPA Building)[1]	5.000	05/01/2014	11/30/2012	A	25,018
65,000	Sacramento, CA City Financing Authority (California EPA Building)[1]	5.250	05/01/2016	11/30/2012	A	65,052
550,000	Sacramento, CA City Financing Authority (California EPA Building)	5.250	05/01/2019	11/30/2012	A	550,242
945,000	Sacramento, CA City Financing Authority (North Natomas Community Facilities District No. 2)	6.250	09/01/2023	03/01/2013	A	964,080

51	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
California Continued
$ 10,000	Sacramento, CA Improvement Bond Act 1915 (Citywide Landscaping & Lighting)	5.500%		09/02/2016	11/30/2012	A	$10,032
10,000	Sacramento, CA Redevel. Agency (Merged Downtown Redevel.)[1]	5.250		11/01/2013	11/30/2012	A	10,041
1,470,000	Sacramento, CA Special Tax (North Natomas Community Facilities)	5.700		09/01/2023	03/01/2013	A	1,486,626
30,000	Sacramento, CA Special Tax (North Natomas Community Facilities)	6.300		09/01/2026	03/01/2013	A	30,184
300,000	Sacramento, CA Unified School District[1]	5.125		07/01/2029	07/01/2013	A	309,849
15,000	Sacramento, CA Unified School District COP[1]	5.000		03/01/2020	11/30/2012	A	15,052
50,000	Sacramento, CA Unified School District COP[1]	5.000		03/01/2021	11/30/2012	A	50,173
330,000	Sacramento, CA Unified School District COP[1]	5.000		03/01/2026	11/30/2012	A	331,155
360,000	Saddleback Valley, CA Unified School District[1]	5.650		09/01/2017	11/30/2012	A	361,498
1,950,000	Salinas Valley, CA Solid Waste Authority[1]	5.250		08/01/2027	11/30/2012	A	1,954,037
215,000	Salinas Valley, CA Solid Waste Authority	5.625		08/01/2015	11/30/2012	A	215,875
150,000	Salinas Valley, CA Solid Waste Authority[1]	5.625		08/01/2016	11/30/2012	A	150,584
1,000,000	Salinas Valley, CA Solid Waste Authority[1]	5.625		08/01/2018	11/30/2012	A	1,003,530
100,000	Salinas, CA Improvement Bond Act 1915	5.450		09/02/2013	09/02/2013		102,290
50,000	Salinas, CA Improvement Bond Act 1915 (Bella Vista)	5.500		09/02/2013	09/02/2013		51,312
85,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)[1]	5.500		11/01/2023	11/25/2012	A	85,328
110,000	San Bernardino County, CA (Single Family Mtg.)	5.376	[2]	05/01/2031	11/30/2012	A	41,331

52	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 175,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.000%	08/01/2026	11/30/2012	A	$175,040
55,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.250	08/01/2016	11/30/2012	A	55,105
40,000	San Bernardino County, CA Flood Control District[1]	5.000	08/01/2029	11/30/2012	A	40,072
90,000	San Bernardino County, CA Hsg. Authority (Friendly Village Mobile Home Park Corp.)[1]	6.700	03/20/2043	03/20/2013	A	95,226
190,000	San Bernardino County, CA Redevel. Agency (San Sevaine Redevel.)[1]	5.000	09/01/2019	09/01/2015	A	200,771
15,000	San Bernardino, CA Joint Powers Financing	5.000	09/01/2013	09/01/2013		14,415
10,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		11,475
200,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2019	10/01/2019		230,208
50,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2022	10/01/2022		57,147
180,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2023	10/01/2023		205,580
135,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500	12/01/2020	11/30/2012	A	135,298
335,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500	12/01/2020	11/30/2012	A	335,704
415,000	San Bernardino, CA Joint Powers Financing Authority (City Hall)	5.600	01/01/2015	01/14/2014	B	407,596

53	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 365,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500%	09/01/2020	09/01/2020		$351,072
415,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500	09/01/2024	03/27/2023	B	393,354
150,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)	6.625	04/01/2026	04/01/2013	A	152,486
685,000	San Bernardino, CA Mountains Community Hospital District COP	5.000	02/01/2017	03/08/2015	B	701,529
85,000	San Bernardino, CA Municipal Water Dept.[1]	5.000	02/01/2017	11/30/2012	A	85,150
70,000	San Bernardino, CA Municipal Water Dept.	5.250	02/01/2015	11/30/2012	A	70,162
30,000	San Bernardino, CA Redevel. Agency (Ramona Senior Complex)	7.875	07/01/2025	01/01/2013	A	30,138
2,250,000	San Diego County, CA (Developmental Services Foundation) COP[1]	5.500	09/01/2017	11/30/2012	A	2,258,888
5,000,000	San Diego County, CA COP (Developmental Service Foundation)	5.500	09/01/2027	11/30/2012	A	5,019,750
5,000,000	San Diego, CA Hsg. Authority (Island Village Apartments)[1]	5.650	07/01/2034	11/30/2012	A	5,207,050
140,000	San Diego, CA Mtg. (Mariners Cove)	5.800	09/01/2015	11/30/2012	A	140,501
8,830,000	San Diego, CA Public Facilities Financing Authority[1]	5.250	04/15/2029	04/15/2022	A	10,099,136
25,000	San Diego, CA Redevel. Agency[1]	6.000	11/01/2015	11/23/2012	A	25,111
10,000	San Diego, CA Redevel. Agency (Centre City Redevel.)	5.900	09/01/2013	11/30/2012	A	10,030
20,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.000	09/01/2015	11/30/2012	A	20,037
50,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.000	09/01/2026	11/30/2012	A	50,427
175,000	San Diego, CA Redevel. Agency (Centre City)	5.250	09/01/2021	11/30/2012	A	176,573

54	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 325,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.250%	09/01/2026	11/30/2012	A	$325,312
30,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.300	09/01/2020	11/30/2012	A	30,043
100,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.350	09/01/2024	11/30/2012	A	100,090
25,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.600	09/01/2024	11/30/2012	A	25,028
1,000,000	San Diego, CA Redevel. Agency (Centre City)[1]	6.400	09/01/2019	11/30/2012	A	1,002,240
120,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)[1]	5.875	10/01/2019	11/30/2012	A	120,484
70,000	San Diego, CA Redevel. Agency (North Bay Redevel.)[1]	5.800	09/01/2022	11/30/2012	A	70,122
300,000	San Diego, CA Redevel. Agency (North Bay Redevel.)[1]	5.875	09/01/2030	11/30/2012	A	300,390
85,000	San Diego, CA Redevel. Agency (North Park Redevel.)[1]	5.600	09/01/2019	11/30/2012	A	85,224
60,000	San Diego, CA Redevel. Agency (North Park Redevel.)[1]	5.700	09/01/2020	11/30/2012	A	60,190
710,000	San Diego, CA Redevel. Agency (North Park Redevel.)[1]	5.900	09/01/2025	11/30/2012	A	711,456
25,000	San Diego, CA Redevel. Agency Tax Allocation (North Park Redevel.)[1]	5.900	09/01/2030	11/30/2012	A	25,044
10,000	San Dimas, CA Redevel. Agency (Creative Growth Redevel.)[1]	6.750	09/01/2016	03/01/2013	A	10,207
185,000	San Francisco, CA City & County Airports Commission[1]	5.250	01/01/2026	11/30/2012	A	185,207
10,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.000	01/01/2014	11/30/2012	A	10,025
285,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.125	01/01/2017	11/30/2012	A	285,658

55	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 3,040,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250%	01/01/2019	11/30/2012	A	$3,046,293
55,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2020	11/30/2012	A	55,106
40,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2021	11/30/2012	A	40,071
160,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2024	11/30/2012	A	160,214
50,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2027	11/30/2012	A	50,054
490,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.125	01/01/2027	11/30/2012	A	491,166
40,000	San Francisco, CA City & County Improvement Bond Act 1915	6.850	09/02/2026	03/02/2013	A	41,464
20,000	San Francisco, CA City & County Redevel. Financing Authority[1]	5.000	08/01/2019	11/30/2012	A	20,055
115,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.000	08/01/2029	08/01/2019	A	131,365
25,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	6.125	08/01/2031	02/01/2013	A	25,110
310,000	San Francisco, CA Community College District[1]	5.000	06/15/2017	11/30/2012	A	317,425
10,000	San Francisco, CA Community College District[1]	5.000	06/15/2019	11/30/2012	A	10,239

56	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 30,000	San Francisco, CA Community College District[1]	5.000%	06/15/2020	11/30/2012	A	$30,718
90,000	San Francisco, CA Community College District[1]	5.375	06/15/2022	11/30/2012	A	90,372
350,000	San Gorgonio, CA Memorial Health Care District[1]	5.000	08/01/2022	08/01/2013	A	357,466
1,395,000	San Gorgonio, CA Memorial Health Care District[1]	7.000	08/01/2024	08/01/2017	A	1,662,854
1,560,000	San Gorgonio, CA Memorial Health Care District[1]	7.000	08/01/2025	08/01/2017	A	1,859,614
50,000	San Jacinto, CA Financing Authority[1]	5.100	04/01/2023	11/30/2012	A	50,676
25,000	San Joaquin County, CA Community Facilities District Special Tax (Delta Farms)	6.125	09/01/2024	03/01/2013	A	25,793
50,000	San Joaquin County, CA COP (Solid Waste System Facilities)[1]	5.000	04/01/2020	04/01/2013	A	50,474
50,000	San Joaquin County, CA COP General Hospital	5.000	09/01/2015	11/30/2012	A	50,169
50,000	San Joaquin County, CA COP General Hospital[1]	5.000	09/01/2016	11/30/2012	A	50,161
2,240,000	San Joaquin County, CA COP General Hospital[1]	5.000	09/01/2020	11/30/2012	A	2,245,779
500,000	San Joaquin County, CA COP General Hospital	5.250	09/01/2013	11/30/2012	A	501,955
15,000	San Jose, CA (Libraries & Parks)[1]	5.000	09/01/2017	11/30/2012	A	15,059
235,000	San Jose, CA (Libraries & Parks)[1]	5.000	09/01/2018	11/30/2012	A	235,931
25,000	San Jose, CA (Libraries & Parks)	5.100	09/01/2020	11/30/2012	A	25,102
25,000	San Jose, CA (Libraries & Parks)	5.100	09/01/2022	11/30/2012	A	25,099
30,000	San Jose, CA (Libraries, Parks & Public Safety)[1]	5.000	09/01/2017	11/30/2012	A	30,119
3,990,000	San Jose, CA Airport[1]	5.125	03/01/2020	03/01/2014	A	4,171,425
1,000,000	San Jose, CA Airport[1]	6.250	03/01/2034	03/01/2021	A	1,204,050

57	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 160,000	San Jose, CA Finance Authority (Civic Center)[1]	5.250%	06/01/2015	11/30/2012	A	$160,675
50,000	San Jose, CA Finance Authority (Civic Center)[1]	5.250	06/01/2016	11/30/2012	A	50,211
100,000	San Jose, CA Finance Authority (Civic Center)[1]	5.250	06/01/2020	11/30/2012	A	100,419
10,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000	09/01/2015	11/30/2012	A	10,040
100,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000	09/01/2016	11/30/2012	A	100,401
90,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000	09/01/2017	11/30/2012	A	90,361
50,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2018	11/30/2012	A	50,201
130,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2019	11/30/2012	A	130,517
20,000	San Jose, CA Improvement Bond Act 1915	5.600	09/02/2016	03/02/2013	A	20,753
25,000	San Jose, CA Improvement Bond Act 1915	5.700	09/02/2018	03/02/2013	A	25,905
95,000	San Jose, CA Improvement Bond Act 1915	5.750	09/02/2019	03/02/2013	A	98,361
60,000	San Jose, CA Improvement Bond Act 1915	5.750	09/02/2020	03/02/2013	A	62,067
255,000	San Jose, CA Multifamily Hsg. (Almaden Senior Hsg. Partners)[1]	5.350	07/15/2034	08/23/2016	A	278,820
25,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)[1]	6.100	01/01/2031	01/01/2013	A	25,026
325,000	San Jose, CA Multifamily Hsg. (Sixth & Martha Family Apartments)[1]	5.875	03/01/2033	12/01/2012	A	325,462
350,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2017	08/01/2015	A	365,876
300,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2019	08/01/2015	A	312,003

58	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 50,000	San Jose, CA Redevel. Agency[1]	5.000%	08/01/2020	08/01/2015	A	$51,511
25,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2023	08/01/2017	A	25,389
20,000	San Jose, CA Redevel. Agency[1]	5.500	08/01/2014	11/30/2012	A	20,035
10,000	San Jose, CA Redevel. Agency[1]	5.500	08/01/2016	11/30/2012	A	10,018
80,000	San Jose, CA Redevel. Agency[1]	5.750	08/01/2017	02/01/2013	A	80,745
5,300,000	San Jose, CA Redevel. Agency[1]	5.850	08/01/2027	02/01/2013	A	5,329,839
200,000	San Jose, CA Redevel. Agency[1]	6.375	08/01/2021	08/01/2018	A	218,268
255,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2022	08/01/2017	A	259,182
115,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2023	08/01/2017	A	116,298
1,210,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.250	08/01/2019	08/01/2014	A	1,235,035
5,000	San Jose, CA Redevel. Agency Tax Allocation[1]	5.600	08/01/2019	11/30/2012	A	5,008
100,000	San Juan Capistrano, CA Public Financing Authority	4.800	12/01/2016	11/30/2012	A	100,238
225,000	San Leandro, CA COP[1]	5.100	12/01/2026	12/01/2012	A	225,281
100,000	San Marcos, CA Redevel. Agency Tax Allocation (Affordable Hsg.)[1]	5.650	10/01/2028	11/30/2012	A	100,153
20,000	San Mateo County, CA Joint Powers Financing Authority[1]	4.625	07/15/2019	11/30/2012	A	20,051
15,000	San Mateo, CA (Library Improvement)[1]	5.600	08/01/2020	11/30/2012	A	15,065
40,000	San Rafael, CA Redevel. Agency Tax Allocation (Central San Rafael Redevel.)[1]	5.000	12/01/2014	12/01/2012	A	40,155

59	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 100,000	Santa Ana, CA Community Redevel. Agency (South Main Street)[1]	5.000%	09/01/2015	09/01/2013	A	$102,198
45,000	Santa Barbara County, CA Waterfront COP[1]	5.500	10/01/2022	11/30/2012	A	45,534
100,000	Santa Barbara, CA Redevel. Agency (Central City)[1]	5.000	03/01/2018	11/30/2012	A	100,362
50,000	Santa Barbara, CA Redevel. Agency (Central City)[1]	5.000	03/01/2019	11/30/2012	A	50,181
1,715,000	Santa Clara County, CA Hsg. Authority (John Burns Gardens Apartments)[1]	5.850	08/01/2031	02/01/2013	A	1,719,425
80,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	5.700	08/01/2021	02/01/2013	A	80,302
25,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.375	06/01/2016	12/01/2012	A	25,092
125,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.500	06/01/2013	12/01/2012	A	125,474
300,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.500	06/01/2014	12/01/2012	A	301,137
175,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.500	06/01/2023	12/01/2012	A	175,663
175,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.000	06/01/2015	12/01/2012	A	175,693
100,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250	06/01/2018	12/01/2012	A	100,358
1,020,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250	06/01/2019	12/01/2012	A	1,023,652
635,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2023	11/15/2022	A	707,638
325,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2024	11/15/2022	A	360,441

60	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 925,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000%	11/15/2025	11/15/2022	A	$1,016,103
800,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2026	11/15/2022	A	874,600
785,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2027	11/15/2022	A	853,428
1,170,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2028	11/15/2022	A	1,261,927
2,000,000	Santa Cruz County, CA Redevel. Agency (Live Oak/Soquel Community)[1]	5.000	09/01/2023	09/01/2013	A	2,050,000
40,000	Santa Fe Springs, CA Community Devel. Commission[1]	5.375	09/01/2019	11/30/2012	A	40,092
25,000	Santa Fe Springs, CA Community Devel. Commission[1]	5.500	09/01/2014	11/30/2012	A	25,088
85,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation[1]	5.375	09/01/2018	11/30/2012	A	85,171
800,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation[1]	5.375	09/01/2021	11/30/2012	A	801,240
370,000	Santa Maria Bonita, CA School District	5.125	03/01/2016	11/30/2012	A	371,014
30,000	Santa Monica, CA Redevel. Agency (Ocean Park Redevl.)[1]	5.000	07/01/2018	11/30/2012	A	30,087
25,000	Santa Nella County, CA Water District	6.250	09/02/2028	06/08/2022	B	20,533
20,000	Santa Rosa, CA Improvement Bond Act 1915 (Nielson Ranch)	6.700	09/02/2022	03/02/2013	A	20,328

61	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 70,000	Saugus, CA Union School District Special Tax	6.250%	09/01/2028	03/01/2013	A	$72,410
90,000	Saugus, CA Union School District Special Tax	6.375	09/01/2029	03/01/2013	A	93,108
50,000	Saugus/Hart, CA School Facilities Financing Authority	6.100	09/01/2032	03/01/2013	A	50,331
1,945,000	Saugus/Hart, CA School Facilities Financing Authority	6.125	09/01/2033	03/01/2013	A	1,957,681
1,390,000	Selma, CA Redevel. Agency	5.750	09/01/2024	09/01/2016	A	1,418,565
15,000	Sequoia, CA Hospital District	5.375	08/15/2023	11/30/2012	A	16,166
110,000	Shafter, CA Community Devel. Agency Tax Allocation	5.000	11/01/2013	11/01/2013		112,589
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.250	11/01/2017	11/01/2016	A	105,334
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.300	11/01/2018	11/01/2016	A	103,989
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.350	11/01/2019	11/01/2016	A	103,442
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.375	11/01/2020	11/01/2016	A	102,545
200,000	Shasta, CA Joint Powers Financing Authority (County Administration Building)[1]	5.000	04/01/2029	04/01/2013	A	201,208
400,000	Sierra View, CA Local Health Care District[1]	5.250	07/01/2024	07/01/2017	A	423,252
40,000	Signal Hill CA Redevel. Agency[1]	5.250	10/01/2024	10/01/2019	A	42,744
50,000	Soledad, CA Redevel. Agency (Soledad Redevel.)[1]	5.350	12/01/2028	11/30/2012	A	50,004
1,925,000	South Gate, CA Utility Authority[1]	5.250	10/01/2027	10/01/2022	A	2,199,948
2,030,000	South Gate, CA Utility Authority[1]	5.250	10/01/2028	10/01/2022	A	2,304,476

62	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 65,000	South Orange County, CA Public Financing Authority	5.375%	08/15/2013	11/30/2012	A	$65,271
30,000	South Orange County, CA Public Financing Authority[1]	5.800	09/02/2018	03/02/2013	A	30,501
250,000	South Orange County, CA Public Financing Authority (Ladera Ranch)[1]	5.000	08/15/2024	08/15/2015	A	258,925
10,000	Southern CA Public Power Authority[1]	5.000	07/01/2015	11/30/2012	A	10,039
925,000	Southern CA Public Power Authority	5.000	11/01/2018	11/01/2018		1,045,657
50,000	Southern CA Public Power Authority[1]	5.250	10/01/2015	11/30/2012	A	50,205
5,000	Southern CA Public Power Authority[1]	5.500	07/01/2020	11/30/2012	A	5,021
25,000	Southern CA Public Power Authority[1]	5.500	07/01/2020	11/30/2012	A	25,103
20,000	Southern CA Public Power Authority[1]	5.750	07/01/2021	11/30/2012	A	20,085
7,595,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	06/01/2014	A	7,608,367
20,000	Stockton, CA COP (Wastewater System)[1]	5.000	09/01/2023	11/30/2012	A	20,009
200,000	Stockton, CA COP (Wastewater System)[1]	5.125	09/01/2016	11/30/2012	A	200,304
25,000	Stockton, CA Improvement Bond Act 1915	5.800	09/02/2020	03/02/2013	A	25,130
250,000	Stockton, CA Unified School District (Election 2005)[1]	5.000	09/01/2019	09/01/2015	A	269,605
50,000	Stockton, CA Unified School District (Election 2008)[1]	5.000	08/01/2023	08/01/2016	A	54,676
25,000	Sunnyvale, CA COP (Parking Facility)	5.000	10/01/2017	11/30/2012	A	25,098
85,000	Taft, CA Public Financing Authority (Community Correctional Facility)[1]	6.050	01/01/2017	11/30/2012	A	85,289
825,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250	09/01/2028	09/01/2022	A	885,209
50,000	Temecula, CA Redevel. Agency[1]	5.000	08/01/2020	11/30/2012	A	50,074
1,485,000	Torrance, CA Hospital (Torrance Memorial Medical Center)	6.000	06/01/2022	11/30/2012	A	1,490,866
210,000	Torrance, CA Redevel. Agency[1]	5.500	09/01/2028	11/30/2012	A	210,111

63	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 20,000	Torrance, CA Redevel. Agency (Downtown Redevel.)[1]	5.550%	09/01/2018	11/30/2012	A	$20,037
90,000	Tracy, CA Area Public Facilities Financing Agency[1]	5.875	10/01/2013	04/01/2013	A	91,538
1,430,000	Tracy, CA Area Public Facilities Financing Agency[1]	5.875	10/01/2019	04/01/2013	A	1,445,816
50,000	Tracy, CA Community Facilities District	6.300	09/01/2026	11/30/2012	A	50,068
25,000	Tracy, CA Community Facilities District (205 Parcel Glen)	6.250	09/01/2032	09/02/2013	A	25,524
75,000	Tracy, CA Operating Partnership Joint Powers Authority	6.100	09/02/2021	03/02/2013	A	75,487
215,000	Travis, CA Unified School District	5.000	09/01/2027	09/01/2017	A	219,797
30,000	Truckee-Donner, CA Public Utility District Special Tax	5.800	09/01/2035	05/26/2033	B	29,885
75,000	Truckee-Donner, CA Public Utility District Special Tax	6.000	09/01/2028	09/01/2013	A	75,715
20,000	Truckee-Donner, CA Public Utility District Special Tax	6.100	09/01/2033	09/01/2013	A	20,164
750,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.000	10/15/2017	10/27/2016	B	821,190
95,000	Turlock, CA Public Financing Authority	5.250	09/01/2015	11/30/2012	A	95,261
250,000	Ukiah, CA Redevel. Agency (Ukiah Redevel.)[1]	6.500	12/01/2028	06/01/2021	A	289,118
25,000	Union City, CA Community Redevel. Agency[1]	5.000	10/01/2027	11/30/2012	A	25,016
75,000	University of California[1]	5.000	05/15/2024	05/15/2013	A	76,846

64	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 850,000	University of California (UCLA Health System)	5.250%	05/15/2030	11/30/2012	A	$878,790
20,000	University of California (UCLA Medical Center)	5.500	05/15/2014	11/30/2012	A	20,263
20,000	Vacaville, CA Improvement Bond Act 1915 (East Monte Vista Avenue)	5.850	09/02/2016	03/02/2013	A	20,149
10,000	Vacaville, CA Improvement Bond Act 1915 (Green Tree Reassessment District)	6.300	09/02/2013	09/02/2013		10,332
195,000	Vacaville, CA Public Financing Authority[1]	5.400	09/01/2022	11/30/2012	A	195,357
25,000	Vacaville, CA Public Financing Authority (Vacaville Community Redevel.)[1]	5.000	09/01/2023	11/30/2012	A	25,039
150,000	Vacaville, CA Public Financing Authority (Vacaville Community Redevel.)	5.400	09/01/2014	11/30/2012	A	150,392
50,000	Vacaville, CA Public Financing Authority (Vacaville Community Redevel.)[1]	5.750	09/01/2021	11/30/2012	A	50,093
20,000	Vacaville, CA Public Financing Authority (Vacaville Community Redevel.)[1]	5.750	09/01/2024	11/30/2012	A	20,030
25,000	Vacaville, CA Public Financing Authority (Vacaville Redevel.)[1]	5.000	09/01/2024	11/30/2012	A	25,036
200,000	Vacaville, CA Redevel. Agency (Vacaville Community Hsg.)[1]	6.000	11/01/2024	11/30/2012	A	200,386
275,000	Val Verde, CA Unified School District	6.125	09/01/2034	09/01/2013	A	276,980
100,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2[1]	5.000	09/01/2026	11/30/2012	A	100,136
25,000	Vallejo, CA Public Financing Authority, Series A	7.500	09/01/2020	03/01/2013	A	25,219

65	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 40,000	Vallejo, CA Quadrant Improvement District No. 001	6.000%	09/01/2017	09/01/2013	A	$41,458
30,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2026	09/01/2015	A	30,433
40,000	Vallejo, CA Quadrant Improvement District No. 001	6.125	09/01/2034	09/01/2015	A	40,280
25,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)	5.500	09/01/2019	09/01/2013	A	25,264
10,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)	6.000	09/01/2025	09/01/2013	A	10,085
20,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)	6.000	09/01/2028	09/01/2013	A	20,093
1,825,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.000	12/01/2022	06/15/2019	B	1,806,422
270,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.050	12/01/2026	03/28/2025	B	262,618
535,000	Vernon, CA Electric System[1]	5.125	08/01/2021	08/01/2019	A	603,282
145,000	Victor, CA Elementary School District	5.600	09/01/2034	09/01/2014	A	145,583
25,000	Vista, CA Community Devel. Commission (Vista Redevel.)[1]	5.200	09/01/2028	11/30/2012	A	25,018
75,000	Vista, CA Community Devel. Commission (Vista Redevel.)[1]	5.750	09/01/2026	11/30/2012	A	75,098
15,000	Vista, CA Community Devel. Commission (Vista Redevel.)	5.800	09/01/2030	11/30/2012	A	15,020
80,000	Vista, CA Joint Powers Financing Authority[1]	6.100	10/01/2021	04/01/2013	A	80,860
5,000	Vista, CA Joint Powers Financing Authority[1]	6.250	12/01/2019	12/01/2012	A	5,015
200,000	Walnut, CA Public Financing Authority[1]	5.000	09/01/2017	11/30/2012	A	200,606

66	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 2,075,000	Walnut, CA Public Financing Authority[1]	5.375%	09/01/2020	11/30/2012	A	$2,080,997
805,000	Walnut, CA Public Financing Authority[1]	5.375	09/01/2022	11/30/2012	A	806,892
15,000	Wasco, CA Improvement Bond Act 1915	8.750	09/02/2013	03/02/2013	A	15,764
100,000	Wasco, CA Public Financing Authority[1]	5.375	09/01/2021	11/30/2012	A	100,261
15,000	Wasco, CA Public Financing Authority	7.350	09/15/2015	11/30/2012	A	15,051
10,000	Wasco, CA Public Financing Authority	7.500	09/15/2023	11/30/2012	A	10,020
1,000,000	Washington Township, CA Health Care District[1]	5.000	07/01/2018	11/30/2012	A	1,002,250
550,000	Washington Township, CA Health Care District[1]	5.250	07/01/2029	11/30/2012	A	551,089
50,000	West Covina, CA Redevel. Agency[1]	5.100	09/01/2025	09/01/2013	A	50,983
20,000	West Covina, CA Redevel. Agency (Executive Lodge Apartments)[1]	5.300	09/01/2025	11/30/2012	A	20,011
100,000	West Covina, CA Redevel. Agency Tax Allocation (Executive Lodge Apartments)	5.100	09/01/2014	11/30/2012	A	100,218
20,000	West Patterson, CA Financing Authority Special Tax	5.850	09/01/2028	09/01/2015	A	20,070
10,000	West Patterson, CA Financing Authority Special Tax	6.000	09/01/2019	09/01/2015	A	10,348
15,000	West Patterson, CA Financing Authority Special Tax	6.000	09/01/2039	05/18/2035	B	14,705
165,000	West Patterson, CA Financing Authority Special Tax	6.600	09/01/2033	03/01/2013	A	165,304
25,000	West Patterson, CA Financing Authority Special Tax	6.700	09/01/2032	03/01/2013	A	25,058
5,000	West Patterson, CA Financing Authority Special Tax	6.750	09/01/2035	03/01/2013	A	5,010

67	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California Continued
$ 95,000	West Patterson, CA Financing Authority Special Tax	6.750%	09/01/2036	03/01/2013	A	$95,181
10,000	West Patterson, CA Financing Authority Special Tax Community Facilities District	5.600	09/01/2019	09/01/2015	A	10,232
60,000	West Sacramento, CA Financing Authority Special Tax	6.100	09/01/2029	03/01/2013	A	60,246
5,000	West Sacramento, CA Improvement Bond Act 1915	8.500	09/02/2017	03/02/2013	A	5,193
450,000	West Sacramento, CA Special Tax Community Facilities District No. 12	5.750	09/01/2029	03/01/2013	A	451,053
50,000	West Sacramento, CA Special Tax Community Facilities District No. 8 (Southport)	6.500	09/01/2031	03/01/2013	A	50,252
25,000	Western CA Municipal Water Districts	7.125	09/02/2014	03/02/2013	A	26,116
2,000,000	Westlands, CA Water District[1]	5.000	09/01/2028	09/01/2022	A	2,304,320
250,000	Westlands, CA Water District COP[1]	5.250	09/01/2016	11/30/2012	A	253,395
40,000	Yolo County, CA Hsg. Authority (Russell Park Apartments)	7.000	11/01/2014	11/21/2012	A	40,179
5,000	Yorba Linda, CA Redevel. Agency Tax Allocation[1]	5.250	09/01/2013	03/01/2013	A	5,052
260,000	Yorba Linda, CA Redevel. Agency Tax Allocation[1]	5.250	09/01/2023	03/01/2013	A	260,746

						520,459,319
U.S. Possessions–9.7%
100,000	Guam Power Authority, Series A1	5.000	10/01/2019	10/01/2019		118,203
150,000	Guam Power Authority, Series A1	5.000	10/01/2020	10/01/2020		175,395
150,000	Guam Power Authority, Series A1	5.000	10/01/2021	10/01/2021		174,975
155,000	Guam Power Authority, Series A1	5.000	10/01/2022	10/01/2022		180,953

68	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions Continued
$ 265,000	Guam Power Authority, Series A1	5.000%	10/01/2025	10/01/2022	A	$303,844
225,000	Guam Power Authority, Series A1	5.000	10/01/2026	10/01/2022	A	256,608
155,000	Guam Power Authority, Series A1	5.000	10/01/2027	10/01/2022	A	176,004
3,300,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.500	07/01/2028	07/01/2022	A	3,541,428
50,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	11/30/2012	A	50,053
100,000	Puerto Rico Commonwealth GO1	5.375	07/01/2030	07/01/2021	A	105,007
560,000	Puerto Rico Commonwealth GO1	5.625	07/01/2031	07/01/2014	A	577,102
5,890,000	Puerto Rico Commonwealth GO1	5.750	07/01/2028	07/01/2022	A	6,406,200
370,000	Puerto Rico Commonwealth GO1	6.000	07/01/2027	07/01/2018	A	404,910
2,000,000	Puerto Rico Commonwealth GO1	6.000	07/01/2029	07/01/2016	A	2,184,580
3,000,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2028	07/01/2020	A	3,141,360
3,000,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250	07/01/2026	07/01/2020	A	3,169,230
750,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2020	07/01/2013	A	775,605
220,000	Puerto Rico IMEPCF (American Home Products)[1]	5.100	12/01/2018	11/30/2012	A	220,887
910,000	Puerto Rico Infrastructure[1]	6.000	12/15/2026	12/15/2021	A	1,008,781
1,000,000	Puerto Rico Infrastructure Financing Authority[1]	5.250	12/15/2026	12/15/2021	A	1,053,030
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2019	04/01/2019		107,362
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2021	04/01/2021		105,837
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2022	04/01/2022		105,133
4,400,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	11/30/2012	A	4,417,512
50,000	Puerto Rico ITEMECF (International American University)[1]	5.000	10/01/2021	10/01/2021		56,560

69	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions Continued
$ 520,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625%	07/01/2013	01/01/2013	A	$523,479
500,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2019	01/01/2013	A	503,230
525,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2015	11/30/2012	A	526,554
135,000	Puerto Rico Municipal Finance Agency, Series A1	5.500	07/01/2017	11/30/2012	A	135,435
7,650,000	Puerto Rico Public Buildings Authority[1]	5.375	07/01/2033	11/30/2012	A	7,663,617
925,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2014	A	1,006,474
2,600,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	06/01/2014	A	2,811,588
1,500,000	Puerto Rico Public Finance Corp., Series B1	5.500	08/01/2031	08/01/2021	A	1,572,540
600,000	Puerto Rico Public Finance Corp., Series B1	6.000	08/01/2024	08/01/2021	A	680,280
1,400,000	Puerto Rico Public Finance Corp., Series B1	6.000	08/01/2025	08/01/2021	A	1,578,234
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.000	08/01/2024	08/01/2019	A	1,099,210
65,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	A	69,770
2,435,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	A	2,583,486
3,300,000	Puerto Rico Sales Tax Financing Corp., Series B1	6.000	08/01/2026	08/01/2021	A	3,703,158
275,000	University of Puerto Rico, Series P1	5.000	06/01/2024	06/01/2016	A	283,143
250,000	University of Puerto Rico, Series Q1	5.000	06/01/2021	06/01/2016	A	260,755

70	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions Continued
$ 300,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000%	10/01/2023	10/01/2016	A	$323,448
160,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2025	10/01/2016	A	171,451
125,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2026	10/01/2016	A	133,598
250,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2024	10/01/2014	A	265,320

						54,711,329
Total Investments, at Value (Cost $565,299,323)–102.6%						575,170,648
Liabilities in Excess of Other Assets–(2.6)						(14,800,434)

Net Assets–100.0%						$560,370,214

Footnotes to Statement of Investments

*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A.	Optional call date; corresponds to the most conservative yield calculation.
B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	Zero coupon bond reflects effective yield on the date of purchase.
3.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
4.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
CDA	Communities Devel. Authority
CEI	Coalition for Elders Independence
CHC	Children’s Health Care
CHCW	Catholic Healthcare West
CHF	City Hospital Foundation
COP	Certificates of Participation
CVHP	Citrus Valley Health Partners
CVMC	Citrus Valley Medical Center
FF	Feedback Foundation
FH	Foothill Hospital
GCCCD	Grossmont-Cuyamaca Community College District
GO	General Obligation

71	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

HFA	Housing Finance Agency
IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
LLMC	Lifelong Medical Care
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCTC	Olive Crest Treatment Centers
OW	O’Connor Woods
OWHC	O’Connor Woods Housing Corporation
PCCD	Palomar Community College District
PH&S	Providence Health & Services
ROLs	Residual Option Longs
SCADP	Southern California Alcohol & Drug Programs
SJRHC	St. Joseph’s Regional Housing Corporation
STTJCCD	Shasta-Tehama-Trinity Joint Community College District
TASC	Tobacco Settlement Asset-Backed Bonds
UCI	University of California Irvine
UCLA	University of California at Los Angeles
V.I.	United States Virgin Islands

Notes to Statement of Investments

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

72	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse

73	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the

74	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2012, the Fund’s maximum exposure under such agreements is estimated at $6,665,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At October 31, 2012, municipal bond holdings with a value of $11,249,191 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $6,665,000 in short-term floating rate securities issued and outstanding at that date.

At October 31, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate [2]	Maturity Date	Value
$3,335,000	Los Angeles, CA Dept. of Airports ROLs[3]	12.276%	5/15/25	$4,584,191

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

75	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $6,665,000 as of October 31, 2012.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of October 31, 2012 is as follows:

Cost	$40,000
Market Value	$13,631
Market Value as a % of Net Assets	Less than 0.005%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

76	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

77	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments

78	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of October 31, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$520,459,319	$—	$520,459,319
U.S. Possessions	—	54,711,329	—	54,711,329

Total Assets	$—	$575,170,648	$—	$575,170,648

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

79	Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited Term California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Federal tax cost of securities	$558,693,494	[1]

Gross unrealized appreciation	$13,454,634
Gross unrealized depreciation	(3,584,888)

Net unrealized appreciation	$9,869,746

1.	The Federal tax cost of securities does not include cost of $6,607,408, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

80	Oppenheimer Limited Term California Municipal Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited Term California Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 12/11/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 12/11/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 12/11/2012